Registration No. 33-34720
                                                                   811-6105

                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                                FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /


      PRE-EFFECTIVE AMENDMENT NO. ______                             /   /


      POST-EFFECTIVE AMENDMENT NO.  19                               / X /

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / X /


      AMENDMENT NO.   22                                             / X /


                 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
           (Exact Name of Registrant as Specified in Charter)

             Two World Trade Center, New York, New York 10048-0203
                (Address of Principal Executive Offices)

                                1-212-323-0200
                     (Registrant's Telephone Number)

                         ANDREW J. DONOHUE, ESQ.
                         OppenheimerFunds, Inc.
                         Two World Trade Center,
                      New York, New York 10048-0203
                 (Name and Address of Agent for Service)

     It is proposed that this filing will become effective

       /   /  Immediately upon filing pursuant to paragraph (b)


       / X /  On March 21, 1997 pursuant to paragraph (b)


       /   /  60 days after filing pursuant to paragraph (a)(1)


       /   /  On _________________, pursuant to paragraph (a)(1)


       /   / 75 days after filing pursuant to paragraph (a)(2)


       /   /  On                   pursuant to paragraph (a)(2) of Rule 485

______________________________________________________________________________
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1996, was filed on January 29, 1997.

                                 FORM N-1A

                OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                          Cross Reference Sheet
Part A of
Form N-1A
Item No.  Prospectus Heading

     1    Front Cover Page
     2    Expenses; Overview of the Fund
     3    Financial Highlights; Performance of the Fund
     4 Front Cover Page; Investment Objective and Policies; Investment Restrictions; How the Fund is Managed--Organization and History
     5    How the Fund is Managed; Expenses; Back Cover
     5A   Performance of the Fund
     6 How the Fund is Managed--Organization and History;--The Transfer Agent; Dividends, Capital Gains and Taxes
     7 How to Buy Shares; How to Exchange Shares; Special Investor Services; Service Plan for Class A Shares; Distribution and Service Plan for Class B Shares; Distribution and Service Plan for Class C Shares; How to Sell Shares; Shareholder Account Rules and Policies
     8    How to Sell Shares; Special Investor Services
     9    *

Part B of
Form N-1A Heading in Statement of
Item No.  Additional Information

     10   Cover Page
     11   Cover Page
     12   *
     13 Investment Objective and Policies; Other Investment Techniques and Strategies; Additional Investment Restrictions
     14   How the Fund is Managed - Directors and Officers of the Fund
     15   How the Fund is Managed - Major Shareholders
     16   How the Fund is Managed; Distribution and Service Plans
     17   Brokerage Policies of the Fund
     18   Additional Information - About the Fund
     19 Your Investment Account-How to Buy Shares; How to Sell Shares; How to Exchange Shares
     20   Dividends, Capital Gains and Taxes
     21   How the Fund is Managed; Brokerage Policies of the Fund
     22   Performance of the Fund
     23   Financial Statements


     ______________________________________
     * Not applicable or negative answer.

Oppenheimer Quest Global Value Fund, Inc.
    Prospectus dated March 21, 1997

     Oppenheimer Quest Global Value Fund, Inc. is a mutual fund that seeks long-term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. The Fund may invest up to 35% of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers.

     Some of the Fund's investment techniques may be considered speculative. Foreign investing involves special risks. These techniques may increase the risks of investing in the Fund and the Fund's operating costs. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Objective and Policies" for more information about the types of securities in which the Fund invests and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the March 21, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds
Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).
                                                    [OppenheimerFunds logo]

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


     ABOUT THE FUND

     Expenses
     A Brief Overview of the Fund
     Financial Highlights
     Investment Objective and Policies
     Investment Risks
     Investment Techniques and Strategies
     How the Fund is Managed
     Performance of the Fund

     ABOUT YOUR ACCOUNT

     How to Buy Shares
     Class A Shares
     Class B Shares
     Class C Shares
     Special Investor Services
     AccountLink
     Automatic Withdrawal and Exchange Plans
     Reinvestment Privilege
     Retirement Plans
     How to Sell Shares
     By Mail
     By Telephone
     How to Exchange Shares
     Shareholder Account Rules and Policies
     Dividends, Capital Gains and Taxes
     Appendix A:  Special Sales Charge Arrangements for
          Shareholders of the Former Quest for Value Funds

ABOUT THE FUND

Expenses

     The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended November 30, 1996.

      Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account," starting on page__, for an explanation of how and when these charges apply.


                         Class               Class               Class
                         A Shares       B Shares       C Shares
Maximum Sales Charge
 on Purchases
 (as a % of
  offering price)             5.75%               None           None

Maximum Deferred Sales
  Charge (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)                   None(1)        5% in the first     1% if
                                        year, declining     redeemed
                                        to 1% in the   within 12
                                        sixth year          months of
                                        and eliminated purchase(2)
                                        thereafter(2)
Maximum Sales Charge on
Reinvested Dividends          None           None           None

Exchange Fee             None(3)        None(3)        None(3)

____________________
(1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __ in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares, depending upon when you purchased such shares. See "How to Buy Shares - Buying Class A Shares," below.
(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares" below, for more information on the contingent deferred sales charges.
(3) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by ACH transfer through AccountLink.

      Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses of operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

            Annual Fund Operating Expenses (as a Percentage of
                            Average Net Assets)

                         Class          Class          Class
                         A Shares       B Shares       C Shares
Management Fees          0.75%          0.75%          0.75%
12b-1 Distribution
  Plan Fees              0.50%          1.00%          1.00%
Other Expenses           0.63%          0.66%          0.68%
                         -------        -------        -------
Total Fund Operating     1.88%          2.41%          2.43%
 Expenses

     The numbers in the chart above are based upon the Fund's expenses in its last fiscal year ended November 30, 1996. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The "12b-1 Distribution Plan Fees" for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class) and the asset-based sales charge of 0.25% of the average annual net assets of that class. For Class B and Class C shares, the "12b-1 Distribution Plan Fees" are the service fees (the maximum fee is 0.25% of average annual net assets of those classes) and the asset-based sales charge of 0.75% of the average annual net assets of the class. These plans are described in greater detail in "How to Buy Shares." "Other Expenses" above includes an administration fee of 0.25% of average net assets payable to the Manager and estimated transfer agent expenses at a fund level (rather than a class level).

     The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

      Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses chart above and that Class B shares automatically convert into Class A shares six years after purchase. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                    1 year    3 years   5 years   10 years*

Class A Shares      $76       $113      $153      $265
Class B Shares      $74       $105      $149      $250
Class C Shares      $35       $ 76      $130      $277

     If you did not redeem your investment, it would incur the following expenses:

Class A Shares      $76       $113      $153      $265
Class B Shares      $24       $ 75      $129      $250
Class C Shares      $25       $ 76      $130      $277


* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts Class B shares into Class
A shares after 6 years. Because of the effect of the higher asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

        What is the Fund's Investment Objective? The Fund seeks long-term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

        What Does the Fund Invest in? Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. The Fund may invest up to 35% of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. The Fund may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. These investments are more fully explained in "Investment Objective and Policies," starting on page

        Who Manages the Fund? The Manager supervises the Fund's investment program and handles its day-to-day business. The
Manager (including subsidiaries) manages investment company portfolios having over $62 billion in assets as of December 31, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund s sub-adviser is OpCap Advisors (the "Sub-Adviser"), which is paid a fee by the Manager, not the Fund. The Sub-Adviser provides day-to-day portfolio management of the Fund. The Fund s portfolio managers are employed by the Sub-Adviser and are primarily responsible for the selection of the Fund s securities. The Fund s Board of Directors, elected by shareholders, oversees the Manager, the Sub-Adviser and the portfolio managers. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager, the Sub-Adviser and their fees.

        How Risky is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general stock and bond market movements, the change in value of particular stocks because of an event affecting the issuer or changes in interest rates that can affect bond prices. These changes affect the value of the Fund's investments and its price per share. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as, among other things, the effect of currency rate changes on stock values and the different regulatory requirements, reporting and accounting standards, political and economic factors and taxation of foreign countries.

     While the Sub-Adviser tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the Fund's portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's investment objective, and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

        How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through OppenheimerFunds Distributor, Inc. (the
"Distributor") by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

        Will I Pay a Sales Charge to Buy Shares? The Fund offers Class A, Class B and Class C shares to individual investors. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of buying them. There is also an annual asset-based sales charge which is higher on Class B and Class C shares. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

        How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.

        How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad-based market index, which we have done on pages ____ and ____. Please remember that past performance does not guarantee future results.

Financial Highlights

     The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report on the Fund's financial statements for the fiscal year ended November 30, 1996 is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

                                              CLASS A

--------------------------------------------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                                 1996      1995(2)     1994           1993         1992        1991
     1990(3)
----------------------------------------------------------------------------------------------------------------
--------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $  15.49   $  14.16    $  13.54       $  12.30     $  11.25    $
10.57    $ 12.05(4)
----------------------------------------------------------------------------------------------------------------
--------------------
Income (loss)from investment operations:
Net investment income (loss)                        .03        .11(4)      .01(4)       --(4)          .12(4)
(.04)       .05
Net realized and unrealized gain (loss)            2.33       2.45        1.10           2.26          .93
 .85      (1.53)
                                              --------   --------    --------       --------     --------
--------    ---------
Total income (loss) from investment
  operations                                      2.36       2.56        1.11           2.26         1.05
 .81      (1.48)
----------------------------------------------------------------------------------------------------------------
--------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.13)      --          --             (.12)        --
(.05)      --
Distributions from net realized gain             (1.24)     (1.23)       (.49)          (.90)        --
(.08)      --
                                              --------   --------    --------       --------     --------
--------    ---------
Total dividends and distributions
  to shareholders                                (1.37)     (1.23)       (.49)         (1.02)        --
(.13)      --
                                              --------   --------    --------       --------     --------
--------    ---------
Net asset value, end of period                $  16.48   $  15.49    $  14.16       $  13.54     $  12.30    $
11.25    $ 10.57
                                              ========   =========   ========       ========     ========
========    =========
TOTAL RETURN, AT NET ASSET VALUE(5)              16.60%     19.75%       8.37%         19.72%       9.33%
7.72%    (12.28)%
----------------------------------------------------------------------------------------------------------------
--------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $192,000   $161,693    $148,044       $135,616     $111,207    $
46,937    $58,087
----------------------------------------------------------------------------------------------------------------
--------------------
Average net assets (in thousands)              $174,838   $154,288    $148,461       $125,158     $125,786    $
56,467
----------------------------------------------------------------------------------------------------------------
--------------------
Ratios to average net assets:
Net investment income (loss)                       0.19%      0.77%       0.05%(6)       0.04%(6)     0.72%(6)
(0.27)%     0.92%(7)
Expenses                                          1.88%      1.88%       1.92%(6)       1.76%(6)     1.76%(6)
2.09%      2.11%(7)
----------------------------------------------------------------------------------------------------------------
--------------------
Portfolio turnover rate(8)                        47.8%      76.0%       70.0%          46.0%        62.0%
41.0%       2.0%
Average brokerage commission rate(9)          $ 0.0045       --          --             --           --
--         --

1. For the period from September 1, 1993 (inception of offering) to November 30, 1993.

2. On November 22, 1995, OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from July 2, 1990 (commencement of operations) to November 30, 1990.

4. Based on average shares outstanding for the period.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. During the periods noted above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income (loss) to average net assets and the ratios of net operating expenses to average net assets for Class A would have been 0.04% and 1.93%, respectively, for the year ended November 30, 1994, (0.11)% and 1.91%, respectively, for the year ended November 30, 1993, and 0.64% and 1.84%, respectively, for the year ended November 30, 1992. The ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets would have been (0.45)% and 2.51%, respectively, for Class B and (0.59)% and 2.66%, respectively, for Class C, for the year ended November 30, 1994, and (0.82)% and 2.32%, annualized, respectively, for Class B and (0.78)% and 2.35%, annualized, respectively, for Class C, for the period September 1, 1993 (inception of offering) to November 30, 1993.

7. Annualized.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1996 were $119,030,302 and $95,651,350, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

<PG$PCN>
FINANCIAL HIGHLIGHTS

                                              CLASS B

-------------------------------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                                   1996            1995(2)           1994           1993(1)
----------------------------------------------------------------------------------------------------------------
-------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $      15.30      $      14.07    $      13.52     $      13.75
----------------------------------------------------------------------------------------------------------------
-------
Income (loss)from investment operations:
Net investment income (loss)                          --                 .02(4)         (.06)(4)         (.02)(4)
Net realized and unrealized gain (loss)               2.26              2.44            1.10             (.21)
                                                      ----              ----            ----              ---
Total income (loss) from investment
  operations                                          2.26              2.46            1.04             (.23)
----------------------------------------------------------------------------------------------------------------
-------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.07)             --              --               --
Distributions from net realized gain                 (1.24)            (1.23)           (.49)            --
                                                      ----              ----             ---             ----
Total dividends and distributions
  to shareholders                                    (1.31)            (1.23)           (.49)            --
----------------------------------------------------------------------------------------------------------------
-------
Net asset value, end of period                $      16.25      $      15.30    $      14.07     $      13.52
                                              ============      ============    ============     ============
----------------------------------------------------------------------------------------------------------------
-------
TOTAL RETURN, AT NET ASSET VALUE(5)                  16.03%            19.12%           7.84%           (1.67)%
----------------------------------------------------------------------------------------------------------------
-------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $     38,634      $     16,980    $     10,268     $      1,676
----------------------------------------------------------------------------------------------------------------
-------
Average net assets (in thousands)             $     27,351      $     13,908    $      5,982     $      1,015
----------------------------------------------------------------------------------------------------------------
-------
Ratios to average net assets:
Net investment income (loss)                         (0.03)%            0.16%          (0.44)%(6)
(0.76)%(6)(7)
Expenses                                              2.41%             2.47%           2.50%(6)         2.26%(6)(7)
----------------------------------------------------------------------------------------------------------------
-------
Portfolio turnover rate(8)                            47.8%             76.0%           70.0%            46.0%
Average brokerage commission rate(9)          $     0.0045              --              --               --

1. For the period from September 1, 1993 (inception of offering) to November 30, 1993.

2. On November 22, 1995 OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from July 2, 1990 (commencement of operations) to November 30, 1990.

4. Based on average shares outstanding for the period.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. During the periods noted above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income (loss) to average net assets and the ratios of net operating expenses to average net assets for Class A would have been 0.04% and 1.93%, respectively, for the year ended November 30, 1994, (0.11)% and 1.91%, respectively, for the year ended November 30, 1993, and 0.64% and 1.84%, respectively, for the year ended November 30, 1992. The ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets would have been (0.45)% and 2.51%, respectively, for Class B and (0.59)% and 2.66%, respectively, for Class C, for the year ended November 30, 1994, and (0.82)% and 2.32%, annualized, respectively, for Class B and (0.78)% and 2.35%, annualized, respectively, for Class C, for the period September 1, 1993 (inception of offering) to November 30, 1993.

7. Annualized.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1996 were $119,030,302 and $95,651,350, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

<PG$PCN>
FINANCIAL HIGHLIGHTS

                                               CLASS C
                                               ------------------------------------------------------------------
                                               YEAR ENDED NOVEMBER 30,
                                                   1996                1995(2)         1994             1993(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $      15.26        $      14.06   $      13.52      $      13.75
Income (loss)from investment operations:
Net investment income (loss)                            (.04)              --(4)           (.08)(4)
(.02)(4)
Net realized and unrealized gain (loss)                 2.29                2.43           1.11              (.21)
                                                ------------        ------------   ------------      ------------
Total income (loss) from investment
  operations                                            2.25                2.43           1.03              (.23)
-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.05)               --             --                --
Distributions from net realized gain                   (1.24)              (1.23)          (.49)             --
                                                 ------------       ------------   ------------      ------------
Total dividends and distributions
  to shareholders                                      (1.29)              (1.23)          (.49)             --
                                                 ------------       ------------   ------------      ------------
Net asset value, end of period                  $      16.22        $      15.26   $      14.06      $      13.52
                                                ============        =============  ============      ============
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)                    16.04%              18.90%          7.77%            (1.67)%
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $     16,149        $      4,373   $      2,415      $        244
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $     10,152        $      3,834   $      1,150      $        200
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                           (0.07)%              0.03%         (0.59)%(6)
(0.69)%(6)(7)
Expenses                                                2.43%               2.60%          2.66%(6)
2.26%(6)(7)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                              47.8%               76.0%          70.0%             46.0%
Average brokerage commission rate(9)            $     0.0045                --             --                --

1. For the period from September 1, 1993 (inception of offering) to November 30, 1993.

2. On November 22, 1995 OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from July 2, 1990 (commencement of operations) to November 30, 1990.

4. Based on average shares outstanding for the period.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. During the periods noted above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income (loss) to average net assets and the ratios of net operating expenses to average net assets for Class A would have been 0.04% and 1.93%, respectively, for the year ended November 30, 1994, (0.11)% and 1.91%, respectively, for the year ended November 30, 1993, and 0.64% and 1.84%, respectively, for the year ended November 30, 1992. The ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets would have been (0.45)% and 2.51%, respectively, for Class B and (0.59)% and 2.66%, respectively, for Class C, for the year ended November 30, 1994, and (0.82)% and 2.32%, annualized, respectively, for Class B and (0.78)% and 2.35%, annualized, respectively, for Class C, for the period September 1, 1993 (inception of offering) to November 30, 1993.

7. Annualized.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1996 were $119,030,302 and $95,651,350, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

Investment Objective and Policies

Objective. The Fund seeks long-term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Investment Policies and Strategies. The Sub-Adviser manages the portfolio of the Fund in accordance with the Fund's investment objective and policies pursuant to a Subadvisory Agreement with the Manager.

     The Fund may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. Accordingly, the Fund may invest up to 35% of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Fund, although not a fundamental policy, not to invest more than 5% of its total assets in debt securities rated below investment grade.

     To provide liquidity for the purchase of new instruments and to effect redemptions of shares, the Fund typically invests a part of its assets in various types of U.S. Government securities and high quality, short-term debt securities with remaining maturities of one year or less such as government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements ("money market instruments"). Such money market instruments may be issued by entities organized in the United States or any foreign country, denominated in dollars or in the currency of any foreign
country.   For temporary defensive purposes, the Fund may invest up
to 100% of its assets in such securities. At any time that the Fund for temporary defensive purposes invests in such securities, to the extent of such investments, it is not pursuing its investment objective.

        Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. Except as indicated, the investment objective and policies described above are fundamental policies; the Fund's investment policies and practices described elsewhere in this Prospectus or in the Statement of Additional Information are not "fundamental" unless stated to be "fundamental".

     Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act of 1940 to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.



       Foreign Securities. The Fund may purchase foreign securities that are listed on a domestic or foreign securities exchange or traded in domestic or foreign over-the-counter markets. The Fund may also purchase foreign securities represented by American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"), which are U.S. dollar denominated receipts that represent and may be converted into the underlying security. ADRs, GDRs or EDRs are issued by persons other than the underlying issuer, typically a domestic bank or trust company. The Fund may invest in foreign securities that are U.S. dollar-denominated debt obligations known as "Brady Bonds" and may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies.

     There is no limit to the amount of foreign securities the Fund may acquire. Subject to the requirement that the Fund will normally invest at least 65% of its assets in equity securities in at least three different countries, one of which may be the United States, the Fund may buy securities in any country, including emerging market countries. The Fund presently intends not to invest more than 5% of its net assets in companies located in Eastern European countries, but may invest in companies located outside of such countries which conduct business in such countries. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.



        Investment in Fixed-Income Securities. The Fund may invest up to 35% of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. Convertible fixed-income securities in which the Fund invests are bonds, debentures or notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. The Fund considers convertible securities to be "equity equivalents" because of the conversion feature, and the security's rating has less impact on the investment decision than in the case of non-convertible securities.

     The Fund's investments may include securities rated lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's") or "BBB-" by Standard & Poor's Corporation ("S&P")(commonly known as "junk bonds"), or having comparable ratings by another nationally recognized statistical rating organization, although it is the present intention of the Fund to invest no more than 5% of its total assets in securities rated lower than Baa3/BBB-. High yield, lower-grade securities often have speculative characteristics and special risks that make them riskier investments than investment grade securities. The Fund may invest in securities rated as low as "C" or "D". The Fund does not intend to invest in bonds that are in default. See the Appendix to the Statement of Additional Information for a more complete general description of Moody's and S&P's ratings.

     In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than short-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher yielding, lower grade bonds are subject to credit risks to a greater extent than lower yielding, investment grade bonds.

        Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. However, the Fund has undertaken that no more than 2% of its total assets may be invested in warrants not listed on the New York or American Stock Exchanges. For further details about these investments, please refer to "Warrants and Rights" in the Statement of Additional Information.

        Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. As a result, the Fund's portfolio turnover (excluding turnover of securities having a maturity of one year or less) is not expected to be more than 100% each year. The "Financial Highlights" table above, shows the Fund's portfolio turnover rate during past fiscal years.

     Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions the Fund pays to shareholders. The Fund qualified in its last fiscal year and intends to do so in the coming year, although there is no guarantee that it will qualify.

    Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks collectively form the risk profile of the Fund.

     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Sub-Adviser tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

        Stock Investment Risks. Because the Fund normally may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time and other factors can affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry. Not all of these factors can be predicted.

     The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Because changes in market prices can occur at any time, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

        Foreign Securities Have Special Risks. There are special risks in investing in foreign securities. Because the Fund may purchase securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of those foreign securities. Investments in securities of issuers in emerging market countries generally involve more risk and may be considered to be highly speculative. Foreign issuers are not necessarily subject to generally-accepted accounting, auditing and financial reporting principals or other regulatory requirements comparable to those applicable to U.S. issuers. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with disclosure requirements that U.S. companies are subject to. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     In addition, it is generally more difficult to obtain court judgments outside the U.S. if the Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. Issuers of the stock of ADRs, EDRs or GDRs sponsored by banks or trust companies are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of such ADRs, EDRs or GDRs. There are special risks associated with investments in sovereign debt obligations and Brady Bonds. More information about the risks and potential rewards of investing in foreign securities, including investment in emerging market countries, sovereign debt obligations and Brady Bonds, is contained in the Statement of Additional Information.

        Hedging Instruments Can Be Volatile Investments and May Involve Special Risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.
If the Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.
To limit its exposure in foreign currency exchange contracts, the Fund limits its exposure to the amount of its assets denominated in the foreign currency. These risks are described in greater detail in the Statement of Additional Information.

    Investment Techniques and Strategies

     The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that may help to reduce some of the risks.

        Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. As a non-fundamental policy, the Fund may not invest more than 5% of its total assets in securities of small, unseasoned issuers. See "Investing in Small, Unseasoned Companies" in the Statement of Additional Information for a further discussion of the risks involved in such investments.

        Hedging. As described below, the Fund may purchase and sell financial futures contracts, foreign currency forward contracts, foreign currency futures contracts, options on futures contracts and options on currencies. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

     The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

       Futures. The Fund may buy and sell financial futures contracts (such as bond futures contracts and index futures contracts) and futures contracts related to foreign currencies (these are called Forward Contracts and are discussed below).

       Put and Call Options.  The Fund may buy and sell put options
(puts) and call options (calls) on futures contracts and currencies. All options purchased or sold by the Fund will be traded on a U.S. or foreign commodities exchange or will result from separate, privately negotiated transactions with a primary government securities dealer recognized by the Board of Governors of the Federal Reserve System or with other broker-dealers approved by the Fund's Board of Directors.

     When the Fund writes (that is, sells) a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised.
If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written or the Fund owns and segregates liquid assets to satisfy its obligation if the call is exercised.

     The Fund may purchase and sell put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can buy only those puts that relate to securities that the Fund owns, foreign currencies or futures. The Fund can buy a put on a future whether or not the Fund owns the particular future in its portfolio. The Fund may write puts on securities, foreign currencies or futures, but only if those puts are covered by segregated liquid assets.

       Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or denominated in a closely-correlated currency.



        Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a matter of fundamental policy, the Fund will not invest more than 15% of its total assets in illiquid securities, including restricted securities. Notwithstanding the foregoing, to comply with a state's securities laws, the Fund has agreed to limit investments in restricted securities to 5% of its total assets, although this restriction is not a fundamental policy of the Fund. The Fund's percentage limitation on illiquid and restricted investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

        Loans of Portfolio Securities. The Fund may lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. Each loan must be collateralized in accordance with applicable regulatory requirements. After any loan, the value of the securities loaned is not expected to exceed 33-1/3% of the value of the total assets of the Fund. Other conditions to which loans are subject are described in the Statement of Additional Information. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan or a delay in recovery of the loaned securities.

        Repurchase Agreements. The Fund may enter into repurchase agreements to generate income for liquidity purposes to meet anticipated redemptions, or pending the investment of proceeds from sales of Fund shares or settlement of purchases of portfolio investments. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized.
However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Investment in repurchase agreements having a maturity beyond seven days is subject to the limitations set forth above under "Illiquid and Restricted Securities." There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

        "When-Issued" and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis or on a "firm commitment" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities.

Other Investment Restrictions. The Fund has other investment restrictions that are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

  With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer;

  With respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer (this restriction does not apply to U.S. government securities);

  Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, the Fund may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by the Fund for investment purposes (for this purpose, a foreign government is considered an industry) (this restriction does not apply to U.S. Government securities);

  Borrow money in excess of 33-1/3% of the value of the Fund's total assets; the Fund may borrow only from banks and only as a temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5% of the total assets; or

      Invest more than 15% of the Fund's total assets in illiquid securities, including securities for which there is no readily available market, repurchase agreements which have a maturity of longer than seven days, securities subject to legal or contractual restrictions and certain over-the-counter options (the Fund has undertaken as a non-fundamental policy, in connection with the qualification of its shares for sale in a state, to limit investments in restricted securities to 5% of its total assets). Notwithstanding this restriction on illiquid securities, the Fund may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under that Act. Any such security will not be considered illiquid, provided that the Manager, under guidelines established by the Fund's Board of Directors, determines that an adequate trading market exists for that security.

     Unless the prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was incorporated in Maryland on April 26, 1990. The Fund is an open-end, diversified management investment company.

     The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and the Sub-Adviser. "Directors and Officers of the Fund" in the Statement of Additional Information names the Directors and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

     The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share entitles a shareholder to vote on matters submitted to the shareholders to vote on with fractional shares voting proportionally on matters submitted to the vote of shareholders. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Fund is Managed" in the Statement of Additional Information for more information on the voting of shares.

The Manager. The Fund is managed by the Manager, OppenheimerFunds, Inc., which supervises the Fund s investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement with the Fund which states the Manager s responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $62 billion as of December 31, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

The Sub-Adviser. The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. Oppenheimer Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining two-thirds interest.

     On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary Oppenheimer Financial Corp. for PIMCO Advisors L.P. and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital L.P. The completion of the transaction is subject to certain client, lender, Internal Revenue Service and other approvals.

        Portfolio Managers.  The Fund's portfolio managers, Richard
J. Glasebrook, II and Pierre Daviron, are employed by the Sub-Adviser and are primarily responsible for the selection of the Fund's domestic and foreign investments, respectively. Mr. Glasebrook, who is also a Managing Director of Oppenheimer Capital, has been portfolio manager of the Fund since 1991. Mr. Daviron, also President and Chief Investment Officer of Oppenheimer Capital International, a division of Oppenheimer Capital, was named portfolio manager of the Fund in 1993. Previously, Mr. Daviron was Chairman and Chief Executive Officer at Indosuez Gartmore Asset Management, a division of Banque Indosuez, Paris, France; prior thereto he was a Managing Director in Mergers and Acquisitions at J.P. Morgan.

     The Sub-Adviser's equity investment policy is overseen by George Long, President and Chief Investment Officer for Oppenheimer Capital. Mr. Long has been with Oppenheimer Capital since 1981.

        Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.75% of the first $400 million of average annual net assets, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million. This management fee is higher than that paid by most other investment companies. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs; the Fund also reimburses the Manager for bookkeeping and accounting services performed on behalf of the Fund. These expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, they reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

       The Manager pays the Sub-Adviser an annual fee based on the average daily net assets of the Fund equal to 40% of the advisory fee (and administration fee, described below) collected by the Manager based on the total net assets of the Fund as of November 22, 1995 (the "Base Amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

     Pursuant to an Administration Agreement with the Fund, the Manager provides administrative services and manages the business affairs of the Fund. For these services, the Fund pays the Manager a fee at the annual rate of 0.25% of average daily net assets of the Fund. The Administration Agreement is described in the Statement of Additional Information.

     The Sub-Adviser may select its affiliate Oppenheimer & Co., Inc. ("Opco"), a registered broker-dealer, to execute transactions for the Fund, provided that the commissions, fees or other remuneration received by Opco are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. When selecting broker-dealers other than Opco, the Sub-Adviser may consider their record of sales of shares of the Fund. Further information about the Fund's brokerage policies and practices is set forth in "Brokerage Policies of the Fund" in the Statement of Additional Information.
        The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

          The Transfer Agent and Shareholder Servicing Agent. The Fund's transfer agent and shareholder servicing agent is OppenheimerFunds Services, a division of the Manager. It also acts as the shareholder servicing agent for certain other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

     Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent for former shareholders of the AMA Family of Funds and clients of AMA Investment Advisers, L.P. who acquire shares of the Fund, and for former shareholders of the Unified Funds and Liquid Green Trusts, accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee and other accounts for which Unified Management Corporation is the dealer of record.

Performance of the Fund

    Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's investment (which will vary if dividends are received in cash, or shares are sold or additional shares are purchased). The Fund's performance information may help you see how well your investment in the Fund has done over time and to compare it to other funds or market indices, as we have done on pages __ and __.

     It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

        Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without including the sales charge, and those returns would be less if sales charges were deducted.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended November
30, 1996, followed by a graphical comparison of the Fund's performance to an appropriate broad-based stock market index.

        Management's Discussion of Performance. During the Fund's fiscal year ended November 30, 1996 the Fund performed moderately. This in part was due to an increase in our holdings in Japan, hoping to benefit as the country came out of a five year recession. However, the Japanese market as a whole has been disappointing. We have since gradually reduced our Japanese holdings and started to rebuild our position with better performing companies. The Fund's portfolio holdings, allocations and strategies are subject to change.

        Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held until November 30, 1996. In the case of Class A shares, performance is measured from the commencement of operations on July 2, 1990 and in the case of Class B and Class C shares, from the inception of those classes on September 1, 1993.

     The Fund's performance is compared to the performance of the Morgan Stanley World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States, which is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. The Fund's performance reflects the reinvestment of all dividends and capital gains distributions, and the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Morgan Stanley World Index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

                Oppenheimer Quest Global Value Fund, Inc.
                       Comparison of Change in Value
                   of $10,000 Hypothetical Investments
             in Oppenheimer Quest Global Value Fund, Inc. and
                      the Morgan Stanley World Index

                                  [Graph]
         Past performance is not predictive of future performance.

Average Annual Total Returns
of the Fund at 11/30/96


Class A Shares(1)

     1-Year    5-Year    Life of Class
     9.90%     13.30%    9.26%


Class B Shares(2)

     1-Year         Life of Class
     11.03%         11.78%

Class C Shares (2)

     1-Year         Life of Class
     15.04%         12.41%

_____________________
The average annual total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions.
(1) Class A returns are shown net of the current applicable 5.75% maximum initial sales charge. The inception date of the Fund (Class A shares) was July 2, 1990.
(2) Class B shares of the Fund were first publicly offered on 9/01/93. Returns are shown net of the applicable 5% and 3% contingent deferred sales charge, respectively, for the 1-year period and life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.
(3) Class C shares of the Fund were first publicly offered on 9/01/93. The 1-year return is shown net of the applicable 1% contingent deferred sales charge.

Graphs are not drawn to same scale.


ABOUT YOUR ACCOUNT

How to Buy Shares

    Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

       Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __. If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge in an amount that depends upon when you bought such shares. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

       Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies, depending on how long you have owned your shares as described in "Buying Class B Shares" below.

       Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as described in "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

     The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

       How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. The effect of the sales charge over time, using our assumptions will generally depend on the amount invested. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

       Investing for the Short-Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem within 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C Shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

     And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

       Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

     Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

       Are There Differences in Account Features That Matter to You? Because some account features may not be available for Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, or higher expenses, such as the asset-based sales charges to which Class B and Class C shares are subject, as described below and in the Statement of Additional Information.

       How Does It Affect Payments to My Broker? A salesperson, such as a broker or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the contingent deferred sales charges and asset-based sales charges for Class B and Class C shares are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

       With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

       Under pension, profit-sharing plans and 401(k) and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

     There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional
Information, or you can ask your dealer or call the Transfer
Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

       How Are Shares Purchased? You can buy shares several ways: through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

       Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

       Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

       Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member, to transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

     Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

       Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

       At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor or its designated agent receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the regular close of business of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to shareholders of one of the Former Quest for Value Funds (as defined in that Appendix), including the Fund.

    Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                       Front-End Sales Charge    Commission
                         As a Percentage of      as Percentage
                       Offering      Amount      of Offering
Amount of Purchase     Price         Invested    Price

Less than $25,000      5.75%         6.10%       4.75%


$25,000 or more but
less than $50,000      5.50%         5.82%       4.75%

$50,000 or more but
less than $100,000     4.75%         4.99%       4.00%

$100,000 or more but
less than $250,000     3.75%         3.90%       3.00%

$250,000 or more but
less than $500,000     2.50%         2.56%       2.00%

$500,000 or more but
less than $1 million   2.00%         2.04%       1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

   Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

   Purchases by a retirement plan qualified under section
401(a) if the retirement plan has total plan assets of $500,000 or more.

   Purchases aggregating $1 million or more.

   Purchases by a retirement plan qualified under sections
401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

   Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

 The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end
sales charge and dealer commission.   No sales commission will be
paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

 If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge. Class A shares of the Fund purchased subject to a contingent deferred sales charge on or prior to November 24, 1995 will be subject to a contingent deferred sales charge at the applicable rate set forth in Appendix A to this Prospectus.

 In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

 No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

   Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset
Builder Plans for their clients.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

 Additionally, you can add together current purchases of Class
A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Transfer Agent. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.


   Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

   Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

 Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

   the Manager or its affiliates;

   present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced
Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

   registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

   employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

        dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor (1) providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares);

   (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, and (2) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

   directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

   employee benefit plans purchasing shares through a shareholder servicing agent which the Distributor has appointed as agent to accept those purchase orders;

   accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

   any unit investment trust that has entered into an appropriate agreement with the Distributor;

   a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

   qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

 Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

   shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

   shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

   shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

   shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

   shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

 Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

   to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

   involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

   if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

   for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program; or

   for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiaries) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

   Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to the Distributor of 0.25% of the average annual net assets of the class. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of the class. The Distributor uses all of the service fee and a portion of the asset-based sales charge (equal to 0.15% annually for Class A shares purchased prior to September 1, 1993 and 0.10% annually for Class A shares purchased on or after September 1, 1993) to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The Distributor retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

 To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.

 The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since                         Contingent Deferred Sales Charge
Beginning of Month In Which         on Redemptions in that Year
Purchase Order was Accepted         (As % of Amount Subject to
                          Charge)

0 - 1                          5.0%
1 - 2                          4.0%
2 - 3                          3.0%
3 - 4                          3.0%
4 - 5                          2.0%
5 - 6                          1.0%
6 and following                None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

        Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class
B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

   Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C Shares."

    Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Buying Class C Shares - Waivers of Class B and Class C Sales Charges."

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

 To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

   Distribution and Service Plans for Class B and Class C
Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

 Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective Class.

 The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

 The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

 The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

 The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup sales commissions it has paid, the advances of service fee payments it has made, and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

 The Distributor's actual expenses in selling Class B and Class
C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the service fee and/or asset-based sales charge to the Distributor for distributing Class B or Class C shares, as appropriate, before the Plan was terminated.

   Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

      Waivers for Redemptions in Certain Cases.  The Class B and
Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases if the Transfer Agent is notified that these conditions apply to the redemption:

   distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code ("IRC")) of the participant or beneficiary (the death or disability must have occurred after the account was established);

   redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

   returns of excess contributions to Retirement Plans;

   distributions from retirement plans to make "substantially equal periodic payments" under Section 72(t) of the Internal Revenue Code, provided the distributions do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);

   shares redeemed involuntarily, as described in "Shareholder
Account Rules and Policies," below; or

   distributions from OppenheimerFunds prototype 401(k) plans:
(1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

 Waivers for Shares Sold or Issued in Certain Transactions.
The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

   shares sold to the Manager of its affiliates;

   shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

   shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services

    AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

 AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

   Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

   PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

   Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

   Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

   Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

   Automatic Withdrawal Plans. If your Fund account is worth
$5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

   Automatic Exchange Plans. You can authorize the Transfer
Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.
This privilege applies to Class A or Class B shares that you purchased subject to an initial sales charge and to Class A shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

   Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

   403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

   SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP IRAs

   Pension and Profit-Sharing Plans for self-employed persons and small business owners

   401(k) prototype retirement plans for businesses

 Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.



How to Sell Shares

 You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

   Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

   Certain Requests Require A Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

   You wish to redeem more than $50,000 worth of shares and receive a check
   The redemption check is not payable to all shareholders listed on the account statement
   The redemption check is not sent to the address of record on your account statement
   Shares are being transferred to a Fund account with a different owner or name
   Shares are redeemed by someone other than the owners (such as an Executor)

   Where Can I Have My Signature Guaranteed?  The Transfer
Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

   Your name
   The Fund's name
   Your Fund account number (from your account statement)
   The dollar amount or number of shares to be redeemed
   Any special payment instructions
   Any share certificates for the shares you are selling
   The signatures of all registered owners exactly as the account is registered, and
   Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for       Send courier or Express Mail
request by mail:                    requests to:
OppenheimerFunds Services      OppenheimerFunds Services
P.O. Box 5270                       10200 E. Girard Ave.
Denver, Colorado 80217              Building D
                               Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

   To redeem shares through a service representative, call 1-
800-852-8457
   To redeem shares automatically on PhoneLink, call 1-800-533-
3310

 Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

        Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

   Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

 Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.


Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

 Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

   Shares of the fund selected for exchange must be available for sale in your state of residence
   The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
   You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day

   You must meet the minimum purchase requirements for the fund you purchase by exchange
   Before exchanging into a fund, you should obtain and read its prospectus

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

 Exchanges may be requested in writing or by telephone:

   Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

   Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or obtain one by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

 You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

 There are certain exchange policies you should be aware of:

   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

   Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

   For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about the taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

        Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

   The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

   Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

   The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

   Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

   Dealers that can perform account transactions for their clients by participating in NETWORKING through the National
Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

   The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

   Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

   Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

   Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

   "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

   The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

   To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.



Dividends, Capital Gains and Taxes

      Dividends. The Fund declares and pays dividends separately for Class A, Class B and Class C shares from net investment income on an annual basis and normally pays those dividends to shareholders following the end of its fiscal year, which is November 30. Dividends paid on Class A shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A shares. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any gains.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. There can be no assurances that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

   Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

   Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

   Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

   Reinvest Your Distributions in Another Oppenheimer Fund
Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

   "Buying a Dividend". When the Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

   Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax.
Generally speaking a capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them.

   Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

 This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

                                APPENDIX A



          Special Sales Charge Arrangements for Shareholders of
                     the Former Quest for Value Funds


      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds."

Class A Sales Charges

  Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

  Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                      Front-End      Front-End
                      Sales          Sales          Commission
                      Charge         Charge         as
                      as a           as a           Percentage
Number of                  Percentage          Percentage          of
Eligible Employees         of Offering         of Amount      Offering
or Members                 Price               Invested       Price

9 or fewer                 2.50%          2.56%                    2.00%

At least 10 but not
 more than 49              2.00%               2.04%               1.60%


 For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages __ to __ of this Prospectus.

 Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

   Special Class A Contingent Deferred Sales Charge Rates

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

   Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

   Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

   Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

   Shareholders of the Fund that have continually owned shares of the Fund prior to November 1, 1988.

   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

   Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

   Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and
(iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under
Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

                        APPENDIX TO PROSPECTUS OF
                 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

 Graphic material included in Prospectus of Oppenheimer Quest Global Value Fund, Inc.: "Comparison of Total Return of Oppenheimer Quest Global Value Fund, Inc. with the Morgan Stanley World Index - Change in Value of $10,000 Hypothetical Investments in Class A, Class B and Class C Shares of Oppenheimer Quest Global Value Fund, Inc. and the Morgan Stanley World Index"

      Linear graphs will be included in the Prospectus of Oppenheimer Quest Global Value Fund, Inc. (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in the Fund. In the case of the Fund's Class A shares, that graph will cover the performance of the Fund from commencement of operations (7/2/90) through 11/30/96 and in the case of the Fund's Class B and Class C shares will cover the period from the inception of the class (September 2, 1993) through 11/30/96. The graph will compare such values with hypothetical $10,000 investments over the same time periods in the Morgan Stanley World Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Morgan Stanley World Index, is set forth in the Prospectus under "Performance of the Fund - Comparing the Fund's Performance to the Market."

Fiscal Year/   Oppenheimer Quest             Morgan Stanley
Period Ended   Global Value Fund, Inc.       World Index
07/02/90(1)    $ 9,425                       $10,000
11/30/90       $ 8,267                       $ 8,807
11/30/91       $ 8,905                       $ 9,872
11/30/92       $ 9,737                       $10,117
11/30/93       $11,656                       $11,972
11/30/94       $12,632                       $13,131
11/30/95       $15,128                       $15,628
11/30/96       $17,640                       $18,635

Fiscal Year/   Oppenheimer Quest             Morgan Stanley
Period Ended   Global Value Fund, Inc.       World Index
09/02/93(2)    $10,000                       $10,000
11/30/93       $ 9,833                       $ 9,520
11/30/94       $10,604                       $10,442
11/30/95       $12,631                       $12,427
11/31/96       $14,357                       $14,818

Fiscal Year/   Oppenheimer Quest             Morgan Stanley
Period Ended   Global Value Fund, Inc.       World Index
09/02/93(2)    $10,000                       $10,000
11/30/93       $ 9,833                       $ 9,520
11/30/94       $10,596                       $10,442
11/30/95       $12,599                       $12,291
11/30/96       $14,620                       $14,818
_________________
(1)  The Fund commenced operations on July 2, 1990.
(2) Class B and Class C shares of the Fund were first publicly offered on September 1, 1993.

    Oppenheimer Quest Global Value Fund, Inc.
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Sub-Adviser
OpCap Advisors
One World Financial Center
New York, New York 10281

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
P.O. Box 8505
Boston, Massachusetts 02266-8505

Independent Accountants
Price Waterhouse LLP
950 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.
PR0254.001.0397

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

Two World Trade Center, New York, New York 10048
1-800-525-7048

    Statement of Additional Information dated March 21, 1997




     This Statement of Additional Information of Oppenheimer Quest Global Value Fund, Inc. is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated March 21, 1997. It should be read together with the Prospectus, which may be obtained upon written request to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.


Contents
                                                           Page

About the Fund
Investment Objective and Policies. . . . . . . . . . . . .
  Investment Policies and Strategies . . . . . . . . . . .
  Other Investment Techniques and Strategies . . . . . .
  Other Investment Restrictions. . . . . . . . . . . . .
How the Fund is Managed  . . . . . . . . . . . . . . . .
  Organization and History . . . . . . . . . . . . . . .
  Directors and Officers of the Fund . . . . . . . . . .
  The Manager and Its Affiliates . . . . . . . . . . . .
Brokerage Policies of the Fund . . . . . . . . . . . . .
Performance of the Fund. . . . . . . . . . . . . . . . .
Distribution and Service Plans . . . . . . . . . . . . .
About Your Account
How To Buy Shares. . . . . . . . . . . . . . . . . . . .
How To Sell Shares . . . . . . . . . . . . . . . . . . .
How To Exchange Shares . . . . . . . . . . . . . . . . .
Dividends, Capital Gains and Taxes . . . . . . . . . . .
Additional Information About the Fund. . . . . . . . . .
Financial Information About the Fund
Independent Auditors' Report . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . . . .
Appendix A: Description of Ratings . . . . . . . . . . A-1
Appendix B: Corporate Industry Classifications . . . . B-1

ABOUT THE FUND

Investment Objective and Policies

    Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

       Foreign Securities. As noted in the Prospectus the Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such securities are considered "foreign securities."

     Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians or depositories holding them must be approved by the Corporation's Board of Directors to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such foreign currency as an investment.

       Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

     Brady Bonds. The Fund may invest in U.S. dollar-denominated, collateralized "Brady Bonds." These debt obligations of foreign entities may be fixed-rate par bonds or floating- rate discount bonds and are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").
In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the zero coupon Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans to public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

     Sovereign Debt Obligations. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including those located in emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may be in default or present the risk of default. Certain emerging market countries have historically experienced, and may continue to experience, high inflation and interest rates, large fluctuations in exchange rates, large amounts of external debt, trade difficulties and extreme poverty and unemployment. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due. In the event of a default, the Fund may have limited legal recourse against the issuer or guarantor. Remedies must in some cases be pursued in the courts of the defaulting party itself and the ability of holders of foreign government debt securities to obtain recourse may depend on the political climate in the relevant country. No assurance can be given that the holders of commercial bank debt will not contest payments to holders of other sovereign debt obligations in the event of a default under their commercial bank loan agreements.

       Emerging Market Countries. The Fund may invest in emerging market countries. Certain developing countries may have relatively unstable governments, economies based on only a few industries that are dependent upon international trade and reduced secondary market liquidity. Foreign investment in certain emerging market countries is restricted or controlled in varying degrees. In the past, securities in these countries have experienced greater price movement, both positive and negative, than securities of companies located in developed countries. Lower-rated high-yielding emerging market securities may be considered to have speculative elements.

       Special Risks of Emerging Market Countries. Investments in emerging market countries may involve further risks in addition to those identified above for investments in foreign securities. Securities issued by emerging market countries and companies located in those countries may be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected. There may be a lack of liquidity for emerging market securities; interest rates and foreign currency exchange rates may be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those in developed countries.

       U.S. Government Securities. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in U.S. Government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

       Money Market Securities. As stated in the Prospectus, the Fund typically invests a part of its assets in money market securities, and may invest up to 100% of its total assets in money market securities for temporary defensive purposes. Money market securities in which the Fund may invest include the following:

       Time Deposits and Variable Rate Notes. The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. However, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for the Fund.

     The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus for the Fund, there is no limitation on the type of issuer from whom these notes will be purchased. However, in connection with such purchase and on an ongoing basis, OpCap Advisors (the "Sub-Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Fund will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

       Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Directors determines that a readily available market exists for such obligations, the Fund will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus for the Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

        Convertible Securities. The Fund may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

        Investment Risks of Fixed-Income Securities. All fixed-income securities are subject to two types of risks: credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher yielding lower-grade bonds are subject to credit risk to a greater extent than lower yielding, investment grade bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between price and yield of outstanding fixed-income securities. An increase in prevailing interest rates will generally reduce the market value of already-issued fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater changes in their prices from changes in interest rates than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from such securities. However, those price fluctuations will be reflected in the valuations of these securities and therefore the Fund's net asset values.

       Lower-Grade Securities. The Fund may invest up to 5% of its assets in bonds rated below "BBB" by Standard & Poor's Corporation, or "Baa3" by Moody's Investors Service, Inc. (commonly known as "high yield" or "junk bonds"), or that have a comparable rating from another rating organization. If unrated, the security must be determined by the Sub-Adviser to be of comparable quality to securities rated less than investment grade.

       Special Risks of Lower-Grade Securities. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds.
The issuer's low creditworthiness may increase the potential for its insolvency.

     These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. However, the Fund's limitations on investments in these types of securities may reduce some of the risk, as will the Fund's policy of diversifying its investments.

       Rights and Warrants. As a non-fundamental policy, the Fund may not invest more than 5% of its assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Techniques and Strategies.

       When-Issued Securities. The Fund may take advantage of offerings of eligible portfolio securities on a "when-issued" basis where delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. The Fund only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments will not be made if, as a result, more than 15% of the net assets of the Fund would be so committed.

       Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

     In a repurchase transaction, the Fund purchases a security from, and simultaneously resells it to, an approved vendor (U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities, that must meet credit requirements set by the Fund's Board of Directors from time to time) for delivery of an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

       Illiquid Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

     The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Directors of the Fund or by the Sub-Advisor under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

       Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

       Hedging With Options and Futures Contracts. The Fund may employ one or more types of Hedging Instruments for the purposes described in the Prospectus. Hedging Instruments used by the Fund are interest rate futures, foreign currency futures and financial futures (collectively, "Futures"), Forward Contracts (defined below), and call and put options on Futures and foreign currencies. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) buy puts, or (iii) write covered calls on securities held by it or on Futures (as described in the Prospectus). When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (i) buy Futures, or (ii) buy calls on Futures or securities. Normally, the Fund would then purchase the equity securities and terminate the hedging portion. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may (a) purchase puts on that foreign currency and on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower rate than the spot ("cash") rate.

     The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be subsequently developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

       Writing Call Options. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income.
If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

     The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

       Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options on securities or on foreign currencies, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to exchange currency at the specified rate of exchange or to take delivery of the underlying security against payment of the exercise price. The Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

       Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on Futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

     When the Fund purchases a put, it pays a premium and, except as to puts on Futures, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

     Puts and calls on Futures are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     When the Fund purchases a put on a Future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

     Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

         Futures. The Fund may buy and sell futures contracts relating to a securities index ("Financial Futures"), including "Stock Index Futures," a type of Financial Future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly. Financial Futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Financial Future or Stock Index Future.

     The Fund may also buy Futures relating to debt securities ("Interest Rate Futures"). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price to settle the futures transaction, or to enter into an offsetting contract. As with Financial Futures, no monetary amount is paid or received by the Fund on the purchase of an Interest Rate Future.

     Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Financial Futures and Stock Index Futures by their terms call for settlement by the delivery of cash, and Interest Rate Futures call for the delivery of a specific debt security, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Options on Foreign Currency. The Fund intends to write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency.
However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

     A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a cross-hedging strategy. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. Government Securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

        Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

     There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

     The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts

     The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

     The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's net commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert all of its holdings of foreign currency deposits into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

       Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Fund is excluded from registration as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. Under this Rule, the Fund is not limited regarding the percentage of its assets committed to futures margins and related options premiums subject to a hedge position. However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to 5% or less of the Fund's total assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the Investment Company Act, when the Fund purchases a Stock Index Future, the Fund will maintain, in a segregated account or accounts with its custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

       Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in the illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

       Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although there is no guarantee that it will qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with this 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing options which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held less than three months.

     Certain foreign currency exchange contracts ("Forward Contracts") in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

     Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of the disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "section 988" gain or loss under the Internal Revenue Code, which may ultimately increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

       Additional Risk Factors in Hedging. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

Other Investment Restrictions

     The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a majority vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

     Under these additional restrictions, the Fund cannot:

       Invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but may purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes;

       Invest in real estate; however, the Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

       Purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities. (Collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions.)

       Underwrite securities of other companies except insofar as the Fund may be deemed to be an underwriter under the Securities
Act of 1933 in disposing of a security;

        Invest more than 10% of its assets in securities of other investment companies or more than 5% of its assets in the securities of one investment company or more than 3% of the outstanding voting securities of such company, provided that the foregoing restrictions on investment company purchases and holdings by the Fund are inapplicable to acquisitions in connection with a merger, consolidation, reorganization or acquisition of assets

        Invest in interests in oil, gas or other mineral exploration or development programs;

        Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or any officer or director of the Manager or the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

       Pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus;

       Invest for the purpose of exercising control or management of another company

       Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (1) entering into any repurchase agreement; (2) borrowing money in accordance with restrictions described in the Prospectus; or (3) lending portfolio securities.

     In addition, as a non-fundamental investment restriction, the Fund (i) may not purchase warrants if as a result the Fund would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange; (ii) may not invest in real estate limited partnership programs; (iii) may not invest in oil, gas or mineral leases; (iv) may not invest more than 15% of its assets in restricted securities, foreign equity securities not listed on an exchange, illiquid securities, securities for which market quotations are not readily available and repurchase agreements in excess of seven days; and (v) invest more than 5% of its assets in unseasoned issues. In addition, to comply with a state's securities laws, the Fund may not make loans to any person or individual (except that portfolio securities may be loaned within the limitations set forth in the Prospectus).

How the Fund is Managed

Organization and History.  Oppenheimer Quest Global Value Fund,
Inc. (referred to as the "Fund") is organized as a Maryland
Corporation.

     The Directors are authorized to create new series and classes of series. The Directors may reclassify unissued shares of the Fund or classes into additional series or classes of shares. The Directors may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

     As a Maryland corporation, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class and entitles the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of the Fund vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Directors and ratification of appointment of auditors for the Fund. Shareholders of a particular class vote separately on proposals which affect that class, and shareholders of a class which is not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect that class.

Directors and Officers of the Fund. The Fund's Directors and officers, and the Fund's portfolio manager (who is not an officer), are listed below, together with principal occupations and business affiliations during the past five years. The address of each is Two World Trade Center, New York, New York 10048, except as noted. In addition to the Fund, all of the Directors are also directors or trustees of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest for Value Funds (collectively, the "Oppenheimer Quest Funds") and Limited-Term New York Municipal Fund, Rochester Fund Municipals and Oppenheimer Bond Fund For Growth (collectively, with the Fund, the "Oppenheimer Rochester Funds"). As of February 28, 1997, the directors and officers of the Fund as a group owned less than 1% of the outstanding shares of each class of the Fund. The foregoing does not include shares held of record by an employee benefit plan for employees of the Manager for which one of the officers below, Mr. Donohue, is a trustee, other than the shares beneficially owned under that plan by the officers of the Fund listed below.

Bridget A. Macaskill, Chairman of the Board of Directors and
President;* Age: 48.
Two World Trade Center, New York, New York 10048-0203
President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; President and a Director of Oppenheimer Acquisition Corp. ("OAC") the Manager's parent holding company, and Oppenheimer Partnership Holdings, Inc.; Chairman and a Director of Shareholder Services, Inc. ("SSI"), a transfer agent subsidiary of the Manager and Shareholder Financial Services, Inc. ("SFSI"); and a director of Oppenheimer Real Asset Management, Inc.

Paul Y. Clinton, Director; Age: 66
833 Wyndmere Way, Naples, Florida 34105
Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money-market fund and Narraganssett Tax-Free Fund, a tax-exempt bond fund; Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust, all of which are open-end investment companies.
Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co.

__________________________
* A Trustee who is an "interested person" as defined in the Investment Company Act.

Thomas W. Courtney, Director; Age: 63
P.O. Box 580, Sewickley, Pennsylvania 15143
Principal of Courtney Associates, Inc., a venture capital firm; former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund and OCC Accumulation Trust; Director of OCC Cash Reserves, Inc., all of which are open-end investment companies; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation.

Lacy B. Herrmann, Director; Age: 67
380 Madison Avenue, Suite 2300, New York, New York 10017
President and Chairman of the Board of Aquila Management Corporation, the sponsoring organization and Administrator and/or Sub-Adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Short Term Asset Reserves, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust and The Saratoga Advantage Trust, each of which is an open-end investment company; Trustee of Brown University.

George Loft, Director; Age: 82
51 Herrick Road, Sharon, Connecticut 06069
Private Investor; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust and The Saratoga Advantage Trust, all of which are open-end investment companies.

Robert C. Doll, Jr., Vice President; Age: 42
Two World Trade Center, New York, New York 10048-0203
Executive Vice President and Director of Equity Investments of the Manager; a Vice President and a director of OAC and an officer and Portfolio Manager of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age: 46
Two World Trade Center, New York, New York 10048-0203
Executive Vice President, General Counsel and a director of the Manager, the Distributor, HarbourView, SFSI, SSI, Oppenheimer Partnership Holdings Inc. and MultiSource Services, Inc.; President and a director of Centennial; ; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 60
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC and Oppenheimer Partnership Holdings, Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc., Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

Robert Bishop, Assistant Treasurer; Age: 38
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Scott Farrar, Assistant Treasurer; Age: 31
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 48
Two World Trade Center, New York, New York 10048-0203
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other
Oppenheimer funds.

Richard J. Glasebrook, II, Portfolio Manager, Age: 48
One World Financial Center, 200 Liberty Street, New York, New York
10281-1098
Managing Director of Oppenheimer Capital; previously a partner with Delafield Asset Management, where he was a portfolio manager and analyst.

Pierre Daviron, Portfolio Manager, Age:  54
One World Financial Center, 200 Liberty Street, New York, New York
10281-1098
President and Chief Investment Officer of Oppenheimer Capital International, a division of Oppenheimer Capital created in 1993; previously, Chairman and Chief Executive Officer at Indosuez Gartmore Asset Management, a division of Banque Indosuez, Paris, France. Prior thereto, a Managing Director in Mergers and Acquisition at J.P. Morgan.

       Remuneration of Directors. All officers of the Fund and Ms. Macaskill, a Director, are officers or directors of the Manager and receive no salary or fee from the Fund. The remaining Directors of the Fund received the total amounts shown below from (i) the Fund during its fiscal year ended November 30, 1996 and (ii) other investment companies (or series thereof) managed by the Manager and the Sub-Adviser, paid during the calendar year ended December 31, 1996.


                                   Pension or
                                   Retirement
                    Aggregate      Benefits       Estimated Total
                         Compensation        Accrued as          Annual         Compensation
                    from the       Part of Fund        Benefits Upon  From Fund
Name of Person           Fund           Expenses       Retirement     Complex(1)
Paul Y. Clinton          $5,627              None           None      $90,225
Thomas W. Courtney       $5,627              None           None      $87,525
Lacy B. Herrmann         $5,627              None           None      $90,225
George Loft              $5,627              None           None      $95,700

______________________
(1) For the purpose of the chart above, "Fund Complex" includes the Fund, the other Oppenheimer Quest Funds, the Oppenheimer Rochester Funds and three other funds advised by the Sub-Adviser (the Sub-Adviser Funds ). For these purposes, each series constitutes a separate fund. Messrs. Clinton, Courtney and Herrmann served as directors or trustees of two Sub-Adviser Funds, for which they are to receive $38,550, $35,850 and $38,550, respectively, and Mr. Loft served as a director or trustee of three Sub-Adviser Funds, for which he is to receive $44,025.

       Major Shareholders. As of February 28, 1997, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares except: Unified Advisors, Inc., 429 N. Pennsylvania St., Indianapolis, Indiana 46204-1873 which owned of record 5,349,389.102 Class A shares (approximately 43.28% of the Class A shares then outstanding); Oppenheimer Capital Accumulation Plan Omnibus 401-k Unit, Oppenheimer Tower, One World Financial Center, New York, New York 10281-1003 which owned of record 680,074.596 Class A shares (approximately 5.49% of the Class A shares then outstanding) and Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Drive East,Floor 3, Jacksonville, Florida 32246-6484 which owned of record 93,814.659 Class C shares (approximately 7.80% of the Class C shares then outstanding).

The Manager and its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager s directors and officers, some of whom also serve as officers of the Fund and one of whom (Ms. Macaskill) also serves as an officer and Director of the Fund.

     The Manager and the Fund have a Code of Ethics. In addition to having its own Code of Ethics, the Sub-Adviser is obligated to report to the Manager any violations of the Sub-Adviser's Code of Ethics relating to the Fund. The Code of Ethics is designed to detect and prevent improper personal trading by certain employees, including the Fund's portfolio manager, who is an employee of the Sub-Adviser, that would compete with or take advantage of the Funds portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

       The Investment Advisory Agreement. The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated as of November 22, 1995. The
Sub-Adviser previously served as the Fund's investment adviser from the Fund's inception (July 2, 1990) to November 22, 1995.

     Under the Investment Advisory Agreement, the Manager acts as the investment adviser for the Fund and supervises the investment program of the Fund. The Investment Advisory Agreement also provides that the Manager will provide administrative services for the Fund, including completion and maintenance of records, preparation and filing of reports required by the Securities and Exchange Commission, reports to shareholders, and composition of proxy statements and registration statements required by Federal and state securities laws. The Manager will furnish the Fund with office space, facilities and equipment and arrange for its employees to serve as officers of the Fund.

     Expenses not assumed by the Manager under the Investment Advisory Agreement or paid by the Distributor under the General Distributor's Agreement will be paid by the Fund. Certain expenses are further allocated to certain classes of shares of a series as explained in the Prospectus and under "How to Buy Shares," below. The Investment Advisory Agreement lists examples of expenses paid by the Fund, including interest, taxes, brokerage commissions, insurance premiums, fees of non-interested Directors, legal and audit expenses, transfer agent and custodian expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation. For the fiscal year ended November 30, 1996 the Fund paid the Manager $1,591,600 in management fees. .

     The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund s total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager s undertaking is therefore inapplicable and has been withdrawn. During the Fund s last fiscal year, the Fund s expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.



     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duty, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from good faith errors or omissions on its part with respect to any of its duties thereunder. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment companies for which it may act as an investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a Fund, the right of the Fund to use "Oppenheimer" as part of its name may be withdrawn.

     The Investment Advisory Agreement provides that the Manager may enter into sub-advisory agreements with other affiliated or unaffiliated registered investment advisers in order to obtain specialized services for the Funds provided that the Fund is not required to pay any additional fees for such services. The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement, dated as of November 22, 1995, with respect to the Fund as described below.

       Fees Paid Under the Prior Investment Advisory Agreement. The Sub-Adviser served as investment adviser to the Fund from the inception of the Fund (July 2, 1990) until November 22, 1995. Under the prior Investment Advisory Agreement, the total advisory fees accrued or paid by the Fund were $1,166,949 for the fiscal year ended November 30, 1994, and $1,290,224 for the fiscal year ended November 30, 1995.

       The Subadvisory Agreement. The Subadvisory Agreement provides that the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Subadvisory Agreement, the Sub-Adviser agrees not to change the Portfolio Manager of the Fund without the written approval of the Manager and to provide assistance in the distribution and marketing of the Fund. The Subadvisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on June 22, 1995 and by the shareholders of the Fund at a meeting held for that purpose on November 3, 1995.

     Under the Subadvisory Agreement, the Manager will pay the Sub-Adviser an annual fee payable monthly, based on the average daily net assets of the Fund, equal to 40% of the investment advisory fee and administration fee collected by the Manager from the Fund based on the total net assets of the Fund as of the effective date of the Subadvisory Agreement (the "Base Amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

     The Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, OpCap Advisors shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

       The Administration Agreement. The Manager acts as the Fund's administrator pursuant to an Administration Agreement as of November 22, 1995. The Administration Agreement provides that the Manager will provide administrative services for the Fund, including determination of the Fund's net asset value, compilation and maintenance of books and records, preparation of proxy materials and semi-annual reports, preparation of such financial or other information required for the Fund's reports to the Securities and Exchange Commission and respond to or refer to the Fund's officers or transfer agents, shareholders' inquiries relating to the Fund. Further, as administrator, the Manager will furnish the Fund with office space, facilities and equipment and arrange for its employees to serve as officers of the Fund. The Administration Agreement was approved by the Fund's directors on June 22, 1995 and by the shareholders at a meeting called for that purpose on November 3, 1995. The Administration Agreement will remain in effect for two years from the date of its execution and may be continued annually thereafter if approved by a majority vote of the Directors who are neither interested persons of the Fund nor have any direct or indirect financial interest in the Administration Agreement, cast in person at a meeting called for the purpose of voting on such approval. From the inception of the Fund until November 22, 1995, OpCap Advisors served as administrator for the Fund. For the fiscal years ended November 30, 1994 and 1995 the total administrative fees accrued or paid by the Fund to OpCap Advisors under the Prior Administration Agreement were $388,983 and $430,074. For the fiscal year ended November 30, 1996 the total administrative fees accrued or paid by the Fund to Manager under the current Administration Agreement were $540,533.

       The Distributor. Under a General Distributor s Agreement with the Fund dated as of November 22, 1995, the Distributor acts as the Fund s principal underwriter in the continuous public offering of its Class A, Class B and Class C shares of the Fund but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor. During the Fund's fiscal year ended November 30, 1996, the aggregate amount of sales charges on sales of the Fund's Class A shares was $408,775, of which the Distributor and affiliated brokers retained $201,003. No amounts were retained by OCC Distributors, the Fund's Distributor prior to November 22, 1995. During the fiscal years ended November 30, 1996, the Distributor received contingent deferred sales charges of $57,426, upon redemption of Class B shares, and received contingent deferred sales charges of $2,235, upon redemption of Class C shares. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans" below.

       The Transfer Agent. OppenheimerFunds Services acts as the Fund's Transfer Agent pursuant to a Transfer Agency and Service Agreement dated November 22, 1995. Pursuant to the Agreement, the Transfer Agent is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions. As compensation therefor, the Fund is obligated to pay the Transfer Agent an annual maintenance fee for each Fund shareholder account and reimburse the Transfer Agent for its out of pocket expenses.

       Shareholder Servicing Agent for Certain Shareholders. Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent of the Fund for former shareholders of the AMA Family of Funds and clients of AMA Investment Advisers, Inc. (which had been the investment adviser of AMA Family of Funds) who acquire shares of any Oppenheimer Quest Fund, and for (i) former shareholders of the Unified Funds and Liquid Green Trusts, (ii) accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee, (iii) accounts which have a Money Manager brokerage account, and (iv) other accounts for which Unified Management Corporation is the dealer of record.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory and Subadvisory Agreement. The Investment Advisory Agreement contains provisions relating to the selection of broker-dealers ("brokers") for the Fund's portfolio transactions. The Manager and the Sub-Adviser may use such brokers as may, in their best judgment based on all relevant factors, implement the policy of the Fund to achieve best execution of portfolio transactions. While the Manager need not seek advance competitive bidding or base its selection on posted rates, it is expected to be aware of the current rates of most eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board and the provisions of the Investment Advisory Agreement.

     The Investment Advisory Agreement also provides that, consistent with obtaining the best execution of the Fund's portfolio transactions, the Manager and the Sub-Adviser, in the interest of the Fund, may select brokers other than affiliated brokers, because they provide brokerage and/or research services to the Fund and/or other accounts of the Manager or the Sub-Adviser. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager or the Sub-Adviser that the commissions are reasonable in relation to the services provided, viewed either in terms of that transaction or the Manager s or the Sub-Adviser s overall responsibilities to all its accounts. No specific dollar value need be put on the services, some of which may or may not be used by the Manager or the Sub-Adviser for the benefit of the Fund or other of its advisory clients. To show that the determinations were made in good faith, the Manager or any Sub-Adviser must be prepared to show that the amount of such commissions paid over a representative period selected by the Board was reasonable in relation to the benefits to the Fund. The Investment Advisory Agreement recognizes that an affiliated broker-dealer may act as one of the regular brokers for the Fund provided that any commissions paid to such broker are calculated in accordance with procedures adopted by the Fund s Board under applicable rules of the Securities and Exchange Commission ("SEC").

     In addition, the Subadvisory Agreement permits the Sub-Adviser to enter into "soft dollar" arrangements through the agency of third parties on behalf of the Manager. Soft dollar arrangements for services may be entered into in order to facilitate an improvement in performance with respect to the Sub-Adviser's service to the Manager with respect to the Fund. Pursuant to these arrangements, the Sub-Adviser will undertake to place brokerage business with broker-dealers who pay third parties that provide these services. Any such "soft dollar" arrangements will be made in accordance with policies adopted by the Manager and the Board of the Fund and in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended.

Description of Brokerage Practices. Portfolio decisions are based upon recommendations of the portfolio manager and the judgment of the portfolio managers. The Fund will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices.

     Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Fund and/or other accounts of the Manager or the Sub-Adviser; information received in connection with directed orders of other accounts managed by the Manager or the Sub-Adviser or its affiliates may or may not be useful to one or more of the Funds. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager or the Sub-Adviser, to make available additional views for consideration and comparison, and to enable the Manager or the Sub-Adviser to obtain market information for the valuation of securities held in the Fund's assets.

     Sales of shares of the Fund, subject to applicable rules covering the Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. The Fund will not purchase any securities from or sell any securities to an affiliated broker-dealer including Oppenheimer & Co., Inc. ("Opco"), an affiliate of the Sub-Adviser, acting as principal for its own account.

     The Sub-Adviser currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Adviser to cause purchase or sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts.

     When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Adviser or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

     The following table presents information as to the allocation of brokerage commissions paid by the Fund for the fiscal years ended November 30, 1994, 1995 and 1996:



For the         Total        Brokerage Commissions               Total Amount of Transactions
Fiscal Year     Brokerage           Paid to Opco       Where Brokerage
Ended           Commissions  Dollar                        Paid to Opco
November 30,    Paid            Amounts  %        Dollar Amounts %
1994 $566,615   $16,402      2.89%       $ 13,811,383             8.30%
1995 $644,312   $27,013      4.19%       $ 22,043,449            10.90%
1996 $600,532   $25,132      4.18%       $ 19,646,075             9.15%

     During the Fund's fiscal year ended November 30, 1996, $2,400 was paid by the Fund to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $1,517,549.

Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

     The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of Class A, Class B and Class C shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

       Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

               1/n
          (ERV)
          (---)   -1 = Average Annual Total Return
          ( P )

     The "average annual total returns" on an investment in Class
A shares of the Fund (using the method described above) for the one and five year periods ended November 30, 1996 and for the period from July 2, 1990 (commencement of operations) to November 30, 1996 were 9.90%, 13.30% and 9.26%, respectively. The average annual total return on Class B shares for the one-year period ended November 30, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 were 11.03% and 11.78%, respectively.

     The average annual total return on Class C shares for the one-year period ended November 30, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 were 15.04% and 12.41%, respectively.

       Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

          ERV - P
          ------- = Total Return
             P

     In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). Prior to November 24, 1995, the maximum initial sales charge on Class A shares was 5.50%. For Class B shares, the payment of the applicable contingent deferred sales charge (5% for the first year, 4% for the second year, 3% for the third and fourth years, 2% for the fifth year, 1% for the sixth year, and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

     The "cumulative total return" on Class A shares for the period from July 2, 1990 (commencement of operations) to November 30, 1996 was 76.40%. The cumulative total return on Class B shares for the period from September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 was 43.57%. The cumulative total return on Class C shares for the period from September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 was 46.20%.

       Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a "cumulative total return at net asset value" for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

     The average annual total returns at net asset value on the Fund's Class A shares for the one and five year periods ended November 30, 1996 and for the period from July 2, 1990 (commencement of operations) to November 30, 1996 were 16.60%, 14.65% and 10.27%, respectively. The cumulative total return at net asset value on the Fund's Class A shares for the period July 2, 1990 through November 30, 1996 was 87.16%.

     The average annual total returns at net asset value on the Fund's Class B shares for the one year period ended November 30, 1996 and for the period from September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 were 16.03% and 12.49%, respectively. The cumulative total return at net asset value on the Fund's Class B shares for the period September 2, 1993 through November 30, 1996 was 46.57%.

     The average annual total returns at net asset value on the Fund's Class C shares for the one-year period ended November 30, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through November 30, 1996 were 16.04% and 12.41%, respectively. The cumulative total return at net asset value on the Fund's Class C shares for the period September 2, 1993 through November 30, 1996 was 46.20%.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds, (ii) all other "global" funds and (iii) all other "global" funds in a specific size category.
The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

     From time to time the Fund may publish the star ranking of the performance of its Class A, Class B or Class C shares by Morningstar Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among global funds. Investment return measure a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measure a fund's class performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rankings is the fund's or class's 3-year ranking or its combined 3 and 5-year ranking (weighted 60%/40% respectively, or its combined 3-,5-and 10-year ranking (weighted 40%, 30% and 30%, respectively) depending on the inception of the fund or class. Rankings are subject to change monthly.

     The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparison by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

     The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with performance for the same period of the Morgan Stanley World Index, an unmanaged index of issuers on the stock exchanges of 20 foreign countries and the United States and widely recognized as a measure of global stock market performance. The performance of such Index includes a factor for the reinvestment of dividends but does not reflect expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class
C shares. However, when comparing total return of an investment in Class A, Class B and Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. For example, an investor may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

     From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

     The Fund has adopted separate Amended and Restated Distribution and Service Plans and Agreements for Class A, Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will compensate the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act) of the Fund and who have no direct or indirect financial interest in the operation of the Fund's 12b-1 plans or in any related agreement ("Independent Directors"), cast in person at a meeting on June 22, 1995 called for the purpose, among others, of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class at a meeting on November 3, 1995.

     In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

     Unless terminated as described below, each plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Directors and its "Independent Directors" by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board of Directors and the Independent Directors.

     While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Directors at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment. The reports shall also include the distribution costs for that quarter, and such costs for previous fiscal periods that are carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Directors in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Directors.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Directors. Initially, the Board of Directors has set the fee at the maximum rate and set no requirement for a minimum amount.

     The Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net assets of shares of that class sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor.

     Although the Plans permit the Distributor to retain both the asset-based sales charge and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

     The Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's expenses are more or less than the amounts paid by the Fund during that period. The asset-based sales charges paid to the Distributor by the Fund under the Plans are intended to allow the Distributor to recoup the cost of sales commissions paid to authorized brokers and dealers at the time of sale, plus financing costs, as described in the Prospectus. Such payments may also be used to pay for the following expenses in connection with the distribution of shares: (i) financing the advance of the service fee payment to Recipients under the Plan,
(ii) compensation and expenses of personnel employed by the Distributor to support distribution of shares, and (iii) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders).

       The Prior Plans. From the inception date of the Fund (on July 2, 1990) through to and including November 22, 1995, OpCap Distributors (formerly known as Quest for Value Distributors) served as Distributor to the Fund. OpCap Distributors provided distribution services for the Fund's Class A, Class B and Class C shares pursuant to separate plans adopted for each class under the Investment Company Act (the "Prior Plans").

ABOUT YOUR ACCOUNT

How To Buy Shares

    Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than another. The Distributor will generally not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, respectively, including the asset-based sales charges to which Class B and Class C shares are subject.

     The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Directors, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the total number of Fund shares of that class outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some other days (for example, in case of weather emergencies or days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     The Fund's Board of Directors has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day, or closing bid prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sale price available to the pricing service approved by the Fund's Board of Directors or to the Manager as reported by the principal exchange on which the security is traded; or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;
(iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained from active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the bid price if no ask price is available).

     In the case of U.S. Government securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use any of the pricing services approved by the Board of Directors to price any of the types of securities described above and to price U.S. Government securities, mortgage-backed securities, foreign government securities and corporate bonds. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the Exchange. Events affecting the values of foreign securities traded in such markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event would materially affect the Fund's net asset values, in which case an adjustment would be made. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

     Puts, calls and futures are valued at the last sale price on the principal exchanges on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and ask prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and ask prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no ask price is available).

     When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. Credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

    Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Rights of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or broker or dealer incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, parents, grandparents, parents-in-law, sons- and daughters-in-law, aunts, uncles, nieces, nephews, siblings, a sibling's spouse and a spouse's siblings.

       The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

     Oppenheimer Municipal Bond Fund
     Oppenheimer New York Municipal Fund
     Oppenheimer California Municipal Fund
     Oppenheimer Intermediate Municipal Fund
     Oppenheimer Insured Municipal Fund
     Oppenheimer Main Street California Municipal Fund
     Oppenheimer Florida Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Fund
     Oppenheimer Discovery Fund
     Oppenheimer Capital Appreciation Fund
     Oppenheimer Growth Fund
     Oppenheimer Equity Income Fund
     Oppenheimer Value Stock Fund
     Oppenheimer Multiple Strategies Fund
     Oppenheimer Total Return Fund, Inc.
     Oppenheimer Main Street Income & Growth Fund
     Oppenheimer High Yield Fund
     Oppenheimer Champion Income Fund
     Oppenheimer Bond Fund
     Oppenheimer U.S. Government Trust
     Oppenheimer Limited-Term Government Fund
     Oppenheimer Global Fund
     Oppenheimer Global Emerging Growth Fund
     Oppenheimer Global Growth & Income Fund
     Oppenheimer Gold & Special Minerals Fund
     Oppenheimer Strategic Income Fund
     Oppenheimer Strategic Income & Growth Fund
     Oppenheimer International Bond Fund
     Oppenheimer Enterprise Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Quest Growth & Income Value Fund
     Oppenheimer Quest Small Cap Value Fund
     Oppenheimer Quest Officers Value Fund
     Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Value Fund, Inc.
     Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Bond Fund for Growth
     Limited-Term New York Municipal Fund*
     Rochester Fund Municipals*
     Oppenheimer Disciplined Value Fund
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer LifeSpan Balanced Fund
     Oppenheimer LifeSpan Income Fund
     Oppenheimer LifeSpan Growth Fund
     Oppenheimer Developing Markets Fund
     Oppenheimer International Growth Fund

and the following "Money Market Funds":

     Oppenheimer Money Market Fund, Inc.
     Oppenheimer Cash Reserves
     Centennial Money Market Trust
     Centennial Tax Exempt Trust
     Centennial Government Trust
     Centennial New York Tax Exempt Trust
     Centennial California Tax Exempt Trust
     Centennial America Fund, L.P.
     Daily Cash Accumulation Fund, Inc.

____________________
* Shares of the Fund are not presently exchangeable for shares of this fund.

     There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds
(under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

       Letters of Intent. A Letter of Intent ("Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares (or shares of either class) of the Fund (and other eligible Oppenheimer funds) during the 13-month period from the investor's first purchase pursuant to the Letter (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases (excluding any purchases made by reinvestment of dividends or distributions or purchases made at net asset value without sales charge), which together with the investor's holdings of such funds (calculated at their respective public offering prices calculated on the date of the Letter) will equal or exceed the amount specified in the Letter. This enables the investor to count the shares to be purchased under the Letter of Intent to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value up to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

    Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "Shareholder Account Rules and Policies," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.

     There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

     The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

       Involuntary Redemptions. The Board of Directors has the right to cause the involuntary redemption of the shares held in any Fund account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Directors will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

    Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of
(i) Class A shares that you purchased subject to an initial sales charge or Class A contingent deferred sales charge, or (ii) Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of the Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants, other than self-employed persons maintaining a plan account in their own name, in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension, profit sharing plans or 401(k) plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from the dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value, if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Contingent Deferred Sales Charges").

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

       Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

       Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

     The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

     As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. At present Rochester Fund Municipals and Limited Term New York Municipal Fund are not "Eligible Funds" for purposes of the exchange privilege in the Prospectus. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial Money Market Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the distributor at 1-800-525-7048.

     For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited-Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited-Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

     Shares of the Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charges will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

     The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

     The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

     If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

     The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either must have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. State Street Bank and Trust Company acts as custodian of the assets of the Fund. The Fund's cash balances in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances may be substantial.

Independent Accountants. Price Waterhouse LLP serves as the Fund's independent accountants. Their services include auditing the annual financial statements of the Fund as well as other related services.

Retirement Plans. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk and descriptions of the 401-k program offered by the Distributor. From time to time hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following examples illustrate the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future perfor-

mance of any OppenheimerFunds products.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
       To the Board of Directors and Shareholders of Oppenheimer Quest Global Value Fund, Inc.

       In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Oppenheimer Quest Global Value Fund, Inc. (the Fund), at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

       Price Waterhouse LLP

       Denver, Colorado
       December 20, 1996

STATEMENT OF INVESTMENTS   November 30, 1996

                                                                                            FACE
MARKET VALUE
                                                                                            AMOUNT
SEE NOTE 1
================================================================================================================
==============
SHORT-TERM NOTES--6.0%
----------------------------------------------------------------------------------------------------------------
--------------
         Federal Home Loan Mortgage Corp., 5.33%, 12/2/96 (Cost $14,682,675)                $14,685,000
$ 14,682,675

================================================================================================================
==============
CONVERTIBLE CORPORATE BONDS AND NOTES--1.0%
----------------------------------------------------------------------------------------------------------------
--------------
         MBL International Finance (Bermuda) Trust,
         3% Exchangeable Gtd. Nts., 11/30/02 (Cost $2,483,838)                                2,250,000
   2,528,438

                                                                                            SHARES
================================================================================================================
==============
COMMON STOCKS--93.3%
----------------------------------------------------------------------------------------------------------------
--------------
BASIC MATERIALS--10.9%
----------------------------------------------------------------------------------------------------------------
--------------
CHEMICALS--6.4%
         Du Pont (E.I.) De Nemours & Co.                                                         65,000
   6,126,250

----------------------------------------------------------------------------------------------------------------
-----
         Hercules, Inc.                                                                          80,000
   3,880,000

----------------------------------------------------------------------------------------------------------------
-----
         Monsanto Co.                                                                            90,000
   3,577,500

----------------------------------------------------------------------------------------------------------------
-----
         PT Tigaraksa Satria                                                                    224,000
     351,045

----------------------------------------------------------------------------------------------------------------
-----
         SGL Carbon AG                                                                           14,400
   1,779,968

------------

  15,714,763

----------------------------------------------------------------------------------------------------------------
--------------
METALS--2.4%
         Freeport-McMoRan Copper & Gold, Inc., Cl. B                                             80,000
   2,520,000

----------------------------------------------------------------------------------------------------------------
-----
         Sumitomo Metal Industries                                                              400,000
   1,065,026

----------------------------------------------------------------------------------------------------------------
-----
         Toho Titanium Co.(1)(2)                                                                 36,000
     597,891

----------------------------------------------------------------------------------------------------------------
-----
         Western Mining Corp. Holdings Ltd.(2)                                                  268,000
   1,702,453

------------

   5,885,370

----------------------------------------------------------------------------------------------------------------
--------------
PAPER--2.1%
         Aracruz Celulose SA, Sponsored ADR, Cl. B                                              157,700
   1,222,175

----------------------------------------------------------------------------------------------------------------
-----
         AssiDoman AB                                                                            59,000
   1,520,584

----------------------------------------------------------------------------------------------------------------
-----
         Champion International Corp.                                                            60,000
   2,580,000

------------

   5,322,759

----------------------------------------------------------------------------------------------------------------
--------------
CONSUMER CYCLICALS--15.3%
----------------------------------------------------------------------------------------------------------------
--------------
AUTOS & HOUSING--2.9%
         Calsonic Corp.                                                                          57,000
     386,678

----------------------------------------------------------------------------------------------------------------
-----
         Corporacion GEO, SA de CV, Series B(1)                                                 205,000
   1,037,394

----------------------------------------------------------------------------------------------------------------
-----
         Honda Motor Co.                                                                         30,000
     885,764

----------------------------------------------------------------------------------------------------------------
-----
         LucasVarity plc(1)                                                                     384,886
   1,649,148

----------------------------------------------------------------------------------------------------------------
-----
         Michelin (CGDE), B Shares                                                               21,143
   1,084,550

----------------------------------------------------------------------------------------------------------------
-----
         Mitsubishi Motors Corp.(2)                                                             140,000
   1,096,133

----------------------------------------------------------------------------------------------------------------
-----
         Murakami Corp.                                                                          72,000
     955,360

------------

   7,095,027

----------------------------------------------------------------------------------------------------------------
--------------
LEISURE & ENTERTAINMENT--3.1%
         AMR Corp.(1)                                                                            20,000
   1,825,000

----------------------------------------------------------------------------------------------------------------
-----
         Amstrad plc                                                                            510,000
   1,311,140

----------------------------------------------------------------------------------------------------------------
-----
         China Hong Kong Photo Products Holdings Ltd.                                         2,139,000
     740,018

----------------------------------------------------------------------------------------------------------------
-----
         Flughafen Wien AG                                                                       12,300
     562,448

----------------------------------------------------------------------------------------------------------------
-----
         Hagemeyer NV                                                                            16,216
   1,287,259

----------------------------------------------------------------------------------------------------------------
-----
         Verenigd Bezit VNU                                                                      90,000
   1,836,978

------------

   7,562,843


5  Oppenheimer Quest Global Value Fund, Inc.


MARKET VALUE
                                                                                            SHARES
SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
--------------
MEDIA--3.4%
         Benpres Holdings Corp., Sponsored GDR(1)                                               241,600
$  1,812,000

----------------------------------------------------------------------------------------------------------------
-----
         Singapore Press Holdings Ltd.                                                           87,000
   1,643,935

----------------------------------------------------------------------------------------------------------------
-----
         Tele-Communications, Inc. (New), TCI Group, Series A(1)                                300,000
   4,050,000

----------------------------------------------------------------------------------------------------------------
-----
         Thompson Corp.                                                                          35,000
     788,209

------------

   8,294,144

----------------------------------------------------------------------------------------------------------------
--------------
RETAIL: GENERAL--3.0%
         Bulgari SpA                                                                            100,000
   1,851,583

----------------------------------------------------------------------------------------------------------------
-----
         Cia Tecidos Norte de Minas, Preference                                               3,050,000
   1,048,131

----------------------------------------------------------------------------------------------------------------
-----
         Credit Saison Co. Ltd.(2)                                                               29,000
     665,114

----------------------------------------------------------------------------------------------------------------
-----
         Siam Makro Public Co. Ltd.                                                             404,000
   1,755,800

----------------------------------------------------------------------------------------------------------------
-----
         Yue Yuen Industrial Holdings Ltd.                                                    6,017,700
   2,023,538

------------

   7,344,166

----------------------------------------------------------------------------------------------------------------
--------------
RETAIL: SPECIALTY--2.9%
         adidas AG(2)                                                                            19,000
   1,656,359

----------------------------------------------------------------------------------------------------------------
-----
         Dixons Group plc                                                                       230,098
   2,213,481

----------------------------------------------------------------------------------------------------------------
-----
         Maruetsu, Inc.                                                                         122,000
     890,878

----------------------------------------------------------------------------------------------------------------
-----
         Safeway plc                                                                            377,558
   2,467,861

------------

   7,228,579

----------------------------------------------------------------------------------------------------------------
--------------
CONSUMER NON-CYCLICALS--8.0%
----------------------------------------------------------------------------------------------------------------
--------------
BEVERAGES--0.9%
         Cho Sun Brewery Co. Ltd.(1)                                                              3,020
      80,150

----------------------------------------------------------------------------------------------------------------
-----
         Cia Cervejaria Brahma, Preference                                                    2,355,000
   1,392,899

----------------------------------------------------------------------------------------------------------------
-----
         Mikuni Coca-Cola Bottling Ltd.                                                          53,000
     707,908

------------

   2,180,957

----------------------------------------------------------------------------------------------------------------
--------------
FOOD--0.3%
         Bompreco Supermercados do Nordeste(1)                                                   50,000
     868,750
----------------------------------------------------------------------------------------------------------------
--------------
HEALTHCARE/DRUGS--4.7%
         Ares-Serono Group, Cl. B                                                                 2,000
   1,870,499

----------------------------------------------------------------------------------------------------------------
-----
         Astra AB Free, Series A                                                                 36,000
   1,726,914

----------------------------------------------------------------------------------------------------------------
-----
         Eisai Co. Ltd.(2)                                                                       43,000
     846,397

----------------------------------------------------------------------------------------------------------------
-----
         Gedeon Richter, GDR                                                                     20,500
   1,127,500

----------------------------------------------------------------------------------------------------------------
-----
         OY Tamro AB                                                                            156,000
   1,123,555

----------------------------------------------------------------------------------------------------------------
-----
         Sandoz AG                                                                                2,340
   2,723,926

----------------------------------------------------------------------------------------------------------------
-----
         Sankyo Co. Ltd.                                                                         32,000
     857,645

----------------------------------------------------------------------------------------------------------------
-----
         Schering AG(2)                                                                           7,000
     572,439

----------------------------------------------------------------------------------------------------------------
-----
         Takeda Chemical Industries Ltd.                                                         45,000
     881,810

------------

  11,730,685

----------------------------------------------------------------------------------------------------------------
--------------
HEALTHCARE/SUPPLIES &
SERVICES--1.7%
         Becton, Dickinson & Co.                                                                 65,000
   2,730,000

----------------------------------------------------------------------------------------------------------------
-----
         Gehe AG                                                                                 23,000
   1,421,503

------------

   4,151,503

6  Oppenheimer Quest Global Value Fund, Inc.

MARKET VALUE
                                                                                            SHARES
SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
--------------
HOUSEHOLD GOODS--0.4%
         Antofagasta Holdings plc                                                               175,000
$  1,083,585
----------------------------------------------------------------------------------------------------------------
--------------
ENERGY--2.3%
----------------------------------------------------------------------------------------------------------------
--------------
         Novus Petroleum Ltd.                                                                   700,423
   1,340,523

----------------------------------------------------------------------------------------------------------------
-----
         Repsol SA                                                                               49,000
   1,814,324

----------------------------------------------------------------------------------------------------------------
-----
         Suncor, Inc.                                                                            18,000
     786,688

----------------------------------------------------------------------------------------------------------------
-----
         Total SA, B Shares                                                                      22,868
   1,828,954

------------

   5,770,489

----------------------------------------------------------------------------------------------------------------
--------------
FINANCIAL--26.2%
----------------------------------------------------------------------------------------------------------------
--------------
BANKS--11.5%
         Citicorp                                                                               100,000
  10,925,000

----------------------------------------------------------------------------------------------------------------
-----
         Corporacion Bancaria de Espana SA                                                       45,000
   1,754,826

----------------------------------------------------------------------------------------------------------------
-----
         CS Holding AG                                                                           17,000
   1,811,182

----------------------------------------------------------------------------------------------------------------
-----
         Daiwa Bank Ltd.(2)                                                                     317,000
   1,838,488

----------------------------------------------------------------------------------------------------------------
-----
         Fokus Bank AS                                                                          240,000
   1,496,427

----------------------------------------------------------------------------------------------------------------
-----
         Liechtenstein Global Trust AG                                                            2,400
   1,208,914

----------------------------------------------------------------------------------------------------------------
-----
         Lloyds TSB Group plc                                                                   271,000
   1,876,091

----------------------------------------------------------------------------------------------------------------
-----
         Wells Fargo & Co.                                                                       26,000
   7,400,250

------------

  28,311,178

----------------------------------------------------------------------------------------------------------------
--------------
DIVERSIFIED FINANCIAL--9.5%
         American Express Co.                                                                    50,000
   2,612,500

----------------------------------------------------------------------------------------------------------------
-----
         Federal Home Loan Mortgage Corp.                                                        97,000
  11,082,250

----------------------------------------------------------------------------------------------------------------
-----
         ING Groep NV                                                                            25,790
     903,248

----------------------------------------------------------------------------------------------------------------
-----
         Manhattan Card Co. Ltd.                                                                262,000
     135,540

----------------------------------------------------------------------------------------------------------------
-----
         Nichiei Co. Ltd.                                                                        10,000
     702,109

----------------------------------------------------------------------------------------------------------------
-----
         Nikko Securities Co. Ltd.                                                               57,000
     530,931

----------------------------------------------------------------------------------------------------------------
-----
         Nordbanken AB                                                                           46,000
   1,302,039

----------------------------------------------------------------------------------------------------------------
-----
         Shohkoh Fund & Co.                                                                       6,000
   1,318,102

----------------------------------------------------------------------------------------------------------------
-----
         Transamerica Corp.                                                                      61,000
   4,841,875

------------

  23,428,594

----------------------------------------------------------------------------------------------------------------
--------------
INSURANCE--5.2%
         ACE Ltd.                                                                                42,500
   2,459,688

----------------------------------------------------------------------------------------------------------------
-----
         AXA SA                                                                                  22,500
   1,352,334

----------------------------------------------------------------------------------------------------------------
-----
         EXEL Ltd.                                                                              140,000
   5,302,500

----------------------------------------------------------------------------------------------------------------
-----
         Fuji Fire & Marine Insurance Co. Ltd.(2)                                               160,000
     708,611

----------------------------------------------------------------------------------------------------------------
-----
         Koelnische Rueckversicherungs AG                                                         2,675
   2,044,833

----------------------------------------------------------------------------------------------------------------
-----
         Scor(2)                                                                                 30,000
   1,059,809

------------

  12,927,775

----------------------------------------------------------------------------------------------------------------
--------------
INDUSTRIAL--11.8%
----------------------------------------------------------------------------------------------------------------
--------------
ELECTRICAL EQUIPMENT--1.8%
         Inaba Denkisangyo Co.                                                                   28,000
     622,495

----------------------------------------------------------------------------------------------------------------
-----
         Mitsubishi Electric Corp.                                                              195,000
   1,122,363

----------------------------------------------------------------------------------------------------------------
-----
         Schneider SA                                                                            18,690
     889,295

----------------------------------------------------------------------------------------------------------------
-----
         Siebe plc                                                                              120,000
   1,911,512

------------

   4,545,665


7  Oppenheimer Quest Global Value Fund, Inc.


MARKET VALUE
                                                                                            SHARES
SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
--------------
INDUSTRIAL MATERIALS--2.0%
         Aoki Marine Co. Ltd.                                                                    72,000
$    392,267

----------------------------------------------------------------------------------------------------------------
-----
         Bridon plc                                                                             524,856
     903,965

----------------------------------------------------------------------------------------------------------------
-----
         Holderbank Financiere Glarus AG                                                          2,100
   1,517,362

----------------------------------------------------------------------------------------------------------------
-----
         Kinden Corp.                                                                            35,200
     491,810

----------------------------------------------------------------------------------------------------------------
-----
         Kondor Wessels Groep NV                                                                 14,400
     558,608

----------------------------------------------------------------------------------------------------------------
-----
         Maeda Corp.(2)                                                                          70,000
     544,991

----------------------------------------------------------------------------------------------------------------
-----
         NBM-Amstelland NV                                                                       28,001
     579,643

------------

   4,988,646

----------------------------------------------------------------------------------------------------------------
--------------
INDUSTRIAL SERVICES--1.6%
         Donnelley (R.R.) & Sons Co.                                                             80,000
   2,680,000

----------------------------------------------------------------------------------------------------------------
-----
         Nagahori Corp.(2)                                                                       65,000
     371,836

----------------------------------------------------------------------------------------------------------------
-----
         Toyo Corp.                                                                              77,000
     791,652

------------

   3,843,488

----------------------------------------------------------------------------------------------------------------
--------------
MANUFACTURING--6.4%
         Aeon Credit Service Co. Ltd.                                                            12,000
     682,249

----------------------------------------------------------------------------------------------------------------
-----
         Alfa SA, Cl. A                                                                         225,000
   1,004,650

----------------------------------------------------------------------------------------------------------------
-----
         Atlas Copco AB, A Shares                                                               115,000
   2,638,341

----------------------------------------------------------------------------------------------------------------
-----
         Cofinec SA, Sponsored GDR(1)                                                            14,000
     374,500

----------------------------------------------------------------------------------------------------------------
-----
         IRO AB                                                                                  33,500
     386,775

----------------------------------------------------------------------------------------------------------------
-----
         Japan Synthetic Rubber Co.                                                             109,000
     726,028

----------------------------------------------------------------------------------------------------------------
-----
         Kalmar Industries                                                                       48,000
     811,614

----------------------------------------------------------------------------------------------------------------
-----
         Schweizerische Industrie Gesellschaft Holding AG                                           350
     843,878

----------------------------------------------------------------------------------------------------------------
-----
         Sodick Co.(1)                                                                          100,000
     922,671

----------------------------------------------------------------------------------------------------------------
-----
         Tenneco, Inc.                                                                          120,000
   6,120,000

----------------------------------------------------------------------------------------------------------------
-----
         Vidrala SA                                                                              23,000
   1,403,089

------------

  15,913,795

----------------------------------------------------------------------------------------------------------------
--------------
TECHNOLOGY--16.7%
----------------------------------------------------------------------------------------------------------------
--------------
AEROSPACE/DEFENSE--5.8%
         Lockheed Martin Corp.                                                                   35,000
   3,171,875

----------------------------------------------------------------------------------------------------------------
-----
         McDonnell Douglas Corp.                                                                210,000
  11,103,750

------------

  14,275,625

----------------------------------------------------------------------------------------------------------------
--------------
COMPUTER HARDWARE--1.0%
         Canon, Inc.                                                                            116,000
   2,446,396
----------------------------------------------------------------------------------------------------------------
--------------
COMPUTER SOFTWARE--1.1%
         Konami Co. Ltd.(2)                                                                      23,000
     786,204

----------------------------------------------------------------------------------------------------------------
-----
         SAP AG                                                                                  13,750
   1,896,421

------------

   2,682,625

----------------------------------------------------------------------------------------------------------------
--------------
ELECTRONICS--8.2%
         ABB AB, A Shares                                                                        17,400
   2,014,108

----------------------------------------------------------------------------------------------------------------
-----
         CAE, Inc.                                                                              170,000
   1,305,581

----------------------------------------------------------------------------------------------------------------
-----
         Intel Corp.                                                                             60,000
   7,612,500

----------------------------------------------------------------------------------------------------------------
-----
         Kyocera Corp.                                                                           40,000
   2,572,934

----------------------------------------------------------------------------------------------------------------
-----
         Nokia AB                                                                                71,000
   3,935,329

----------------------------------------------------------------------------------------------------------------
-----
         Omron Corp.                                                                             65,000
   1,239,455

----------------------------------------------------------------------------------------------------------------
-----
         Rohm Co.                                                                                11,000
     676,625

----------------------------------------------------------------------------------------------------------------
-----
         Unican Security Systems Ltd., Cl. B                                                     44,000
     914,166

------------

  20,270,698

8  Oppenheimer Quest Global Value Fund, Inc.


MARKET VALUE
                                                                                            SHARES
SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
--------------
TELECOMMUNICATIONS-
TECHNOLOGY--0.6%
         Korea Mobile Telecommunications Corp.                                                      290
$    290,826

----------------------------------------------------------------------------------------------------------------
-----
         SPT Telecom AS(1)                                                                       10,000
   1,130,068

------------

   1,420,894

----------------------------------------------------------------------------------------------------------------
--------------
UTILITIES--2.1%
----------------------------------------------------------------------------------------------------------------
--------------
ELECTRIC UTILITIES--1.2%
         Cie Generale des Eaux                                                                   10,808
   1,332,727

----------------------------------------------------------------------------------------------------------------
-----
         Kyushu Electric Power Co.                                                               78,000
   1,631,282

------------

   2,964,009

----------------------------------------------------------------------------------------------------------------
--------------
TELEPHONE UTILITIES--0.9%
         Telecom Italia Mobile SpA                                                              830,000
   1,106,725

----------------------------------------------------------------------------------------------------------------
-----
         Telecom Italia SpA                                                                     550,000
   1,011,109

------------

   2,117,834

------------
         Total Common Stocks (Cost $173,745,694)
 230,370,842

----------------------------------------------------------------------------------------------------------------
--------------
TOTAL INVESTMENTS, AT VALUE (COST $190,912,207)                                                   100.3%
 247,581,955
                                                                                            ------------
------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (0.3)
    (798,235)
                                                                                            ------------
------------
NET ASSETS                                                                                        100.0%
$246,783,720
                                                                                            ============
============


9  Oppenheimer Quest Global Value Fund, Inc.

----------------------------------------------------------------------------------------------------------------
--------------
Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                                                                                                MARKET VALUE
  PERCENT
----------------------------------------------------------------------------------------------------------------
--------------
United States                                                                                          $117,283,612
    47.4%
----------------------------------------------------------------------------------------------------------------
-------------
Japan                                                                                                    30,956,106
    12.5
----------------------------------------------------------------------------------------------------------------
-------------
Great Britain                                                                                            13,416,783
     5.4
----------------------------------------------------------------------------------------------------------------
-------------
Sweden                                                                                                   10,400,375
     4.2
----------------------------------------------------------------------------------------------------------------
-------------
Switzerland                                                                                               9,975,759
     4.0
----------------------------------------------------------------------------------------------------------------
-------------
Germany                                                                                                   9,371,524
     3.8
----------------------------------------------------------------------------------------------------------------
-------------
France                                                                                                    7,922,169
     3.2
----------------------------------------------------------------------------------------------------------------
-------------
The Netherlands                                                                                           5,165,735
     2.1
----------------------------------------------------------------------------------------------------------------
-------------
Finland                                                                                                   5,058,884
     2.0
----------------------------------------------------------------------------------------------------------------
-------------
Spain                                                                                                     4,972,238
     2.0
----------------------------------------------------------------------------------------------------------------
-------------
Brazil                                                                                                    4,531,955
     1.8
----------------------------------------------------------------------------------------------------------------
-------------
Italy                                                                                                     3,969,417
     1.6
----------------------------------------------------------------------------------------------------------------
-------------
Canada                                                                                                    3,794,643
     1.5
----------------------------------------------------------------------------------------------------------------
-------------
Australia                                                                                                 3,042,976
     1.2
----------------------------------------------------------------------------------------------------------------
-------------
Hong Kong                                                                                                 2,899,096
     1.2
----------------------------------------------------------------------------------------------------------------
-------------
Supranational                                                                                             2,528,438
     1.0
----------------------------------------------------------------------------------------------------------------
-------------
Mexico                                                                                                    2,042,044
     0.8
----------------------------------------------------------------------------------------------------------------
-------------
Ecuador                                                                                                   1,812,000
     0.7
----------------------------------------------------------------------------------------------------------------
-------------
Thailand                                                                                                  1,755,800
     0.7
----------------------------------------------------------------------------------------------------------------
-------------
Singapore                                                                                                 1,643,938
     0.7
----------------------------------------------------------------------------------------------------------------
-------------
Norway                                                                                                    1,496,427
     0.6
----------------------------------------------------------------------------------------------------------------
-------------
Czech Republic                                                                                            1,130,068
     0.5
----------------------------------------------------------------------------------------------------------------
-------------
Hungary                                                                                                   1,127,500
     0.5
----------------------------------------------------------------------------------------------------------------
-------------
Austria                                                                                                     562,448
     0.2
----------------------------------------------------------------------------------------------------------------
-------------
Korea, Republic of (South)                                                                                  370,975
     0.2
----------------------------------------------------------------------------------------------------------------
-------------
Indonesia                                                                                                   351,045
     0.2
----------------------------------------------------------------------------------------------------------------
-------------
Total                                                                                                  $247,581,955
   100.0%
                                                                                                       ============
  ======

1. Non-income producing security.

2. Loaned security--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


10  Oppenheimer Quest Global Value Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES   November 30, 1996

================================================================================================================
==============
ASSETS
        Investments, at value (cost $190,912,207)--see accompanying statement
$247,581,955

----------------------------------------------------------------------------------------------------------------
------
        Collateral for securities loaned--Note 6
  11,244,569

----------------------------------------------------------------------------------------------------------------
------
        Receivables:
        Investments sold
   1,036,427
        Shares of capital stock sold
     388,133
        Interest and dividends
     331,645

----------------------------------------------------------------------------------------------------------------
------
        Other
      44,487

------------
        Total assets
 260,627,216

================================================================================================================
==============
LIABILITIES
        Bank overdraft
     243,086

----------------------------------------------------------------------------------------------------------------
------
        Return of collateral for securities loaned--Note 6
  11,244,569

----------------------------------------------------------------------------------------------------------------
------
        Unrealized depreciation on forward foreign currency exchange contracts--Note 5
         445

----------------------------------------------------------------------------------------------------------------
------
        Payables and other liabilities:
        Investments purchased
   1,833,630
        Shares of capital stock redeemed
     272,950
        Distribution and service plan fees
      99,332
        Shareholder reports
      90,556
        Transfer and shareholder servicing agent fees
       6,057
        Directors' fees
       5,098
        Other
      47,773

------------
        Total liabilities
  13,843,496

================================================================================================================
==============
NET ASSETS
$246,783,720

============

================================================================================================================
==============
COMPOSITION OF
NET ASSETS
        Par value of shares of capital stock
$    150,214

----------------------------------------------------------------------------------------------------------------
------
        Additional paid-in capital
 182,178,894

----------------------------------------------------------------------------------------------------------------
------
        Overdistributed net investment income
    (147,118)

----------------------------------------------------------------------------------------------------------------
------
        Accumulated net realized gain on investment transactions
   7,941,027

----------------------------------------------------------------------------------------------------------------
------
        Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
  56,660,703

------------
        Net assets
$246,783,720

============

================================================================================================================
==============
NET ASSET VALUE
PER SHARE
        Class A Shares:
        Net asset value and redemption price per share (based on net assets of $191,999,854 and 11,648,467 shares of capital stock outstanding)
      $16.48
        Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
      $17.49


----------------------------------------------------------------------------------------------------------------
------
        Class B Shares:
        Net asset value, redemption price and offering price per share (based on net assets of $38,634,382 and 2,377,524 shares of capital stock outstanding)
      $16.25


----------------------------------------------------------------------------------------------------------------
------
        Class C Shares:
        Net asset value, redemption price and offering price per share (based on net assets of $16,149,484 and 995,458 shares of capital stock outstanding)
      $16.22

        See accompanying Notes to Financial Statements.

11  Oppenheimer Quest Global Value Fund, Inc.

STATEMENT OF OPERATIONS   For the Year Ended November 30, 1996

================================================================================================================
============
INVESTMENT INCOME
       Dividends (net of foreign withholding taxes of $268,593)
$3,730,645

----------------------------------------------------------------------------------------------------------------
-----
       Interest (net of foreign withholding taxes of $410)
   720,147

----------------------------------------------------------------------------------------------------------------
-----
       Lending fees--Note 6
    57,587

-----------
       Total income
 4,508,379

================================================================================================================
============
EXPENSES
       Management fees--Note 4
 1,591,600

----------------------------------------------------------------------------------------------------------------
-----
       Distribution and service plan fees--Note 4:
       Class A
   872,871
       Class B
   272,933
       Class C
   101,197

----------------------------------------------------------------------------------------------------------------
-----
       Administrative fees--Note 4
   540,533

----------------------------------------------------------------------------------------------------------------
-----
       Custodian fees and expenses
   241,266

----------------------------------------------------------------------------------------------------------------
-----
       Shareholder reports
   192,410

----------------------------------------------------------------------------------------------------------------
-----
       Transfer and shareholder servicing agent fees--Note 4
   168,484

----------------------------------------------------------------------------------------------------------------
-----
       Registration and filing fees:
       Class A
    79,212
       Class B
    14,356
       Class C
     5,728

----------------------------------------------------------------------------------------------------------------
-----
       Legal and auditing fees
    57,472

----------------------------------------------------------------------------------------------------------------
-----
       Directors' fees and expenses
    26,272

----------------------------------------------------------------------------------------------------------------
-----
       Other
    33,540

-----------
       Total expenses
 4,197,874

================================================================================================================
============
       NET INVESTMENT INCOME
   310,505

================================================================================================================
============
REALIZED AND UNREALIZED
GAIN (LOSS)
       Net realized gain (loss) on:
       Investments
 8,221,005
       Foreign currency transactions
  (249,904)

-----------
       Net realized gain
 7,971,101


----------------------------------------------------------------------------------------------------------------
-----
       Net change in unrealized appreciation or depreciation on:
       Investments
26,311,881
       Translation of assets and liabilities denominated in foreign currencies
(1,804,682)

-----------
       Net change
24,507,199

-----------
       Net realized and unrealized gain
32,478,300

================================================================================================================
============
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$32,788,805

===========

       See accompanying Notes to Financial Statements.

12     Oppenheimer Quest Global Value Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   YEAR ENDED
NOVEMBER 30,
                                                                                                   1996
   1995
================================================================================================================
===============
OPERATIONS
       Net investment income                                                                      $   310,505
 $  1,205,062

----------------------------------------------------------------------------------------------------------------
--------
       Net realized gain                                                                            7,971,101
   15,002,765

----------------------------------------------------------------------------------------------------------------
--------
       Net change in unrealized appreciation or depreciation                                       24,507,199
   14,748,932
                                                                                                 ------------
 ------------
       Net increase in net assets resulting from operations                                        32,788,805
   30,956,759

================================================================================================================
===============
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
       Dividends from net investment income:
       Class A                                                                                     (1,335,495)
           --
       Class B                                                                                        (79,285)
           --
       Class C                                                                                        (18,174)
           --

----------------------------------------------------------------------------------------------------------------
--------
       Distributions from net realized gain:
       Class A                                                                                    (12,615,414)
  (12,831,716)
       Class B                                                                                     (1,413,588)
     (896,679)
       Class C                                                                                       (405,576)
     (212,761)

================================================================================================================
===============
CAPITAL STOCK
TRANSACTIONS
       Net increase (decrease) in net assets resulting from capital stock transactions--Note 2:
       Class A                                                                                     17,211,738
   (1,357,869)
       Class B                                                                                     18,976,456
    5,163,787
       Class C                                                                                     10,628,255
    1,497,862

================================================================================================================
===============
NET ASSETS
       Total increase                                                                              63,737,722
   22,319,383

----------------------------------------------------------------------------------------------------------------
--------
       Beginning of period                                                                        183,045,998
  160,726,615
                                                                                                 ------------
 ------------
       End of period [including undistributed (overdistributed) net
       investment income of $(147,118) and $1,181,343, respectively]                             $246,783,720
 $183,045,998
                                                                                                 ============
 ============


       See accompanying Notes to Financial Statements.

13     Oppenheimer Quest Global Value Fund, Inc.

       FINANCIAL HIGHLIGHTS

                                                      CLASS A

------------------------------------------------------------------
                                                      YEAR ENDED NOVEMBER 30,

                                                       1996          1995(2)        1994           1993        1992


================================================================================================================
========
PER SHARE OPERATING DATA:

Net asset value, beginning of period                   $  15.49      $  14.16       $  13.54       $  12.30     $
11.25
----------------------------------------------------------------------------------------------------------------
--------
Income (loss) from investment operations:

Net investment income (loss)                                .03           .11(3)         .01(3)        --(3)
   .12(3)
Net realized and unrealized gain (loss)                    2.33          2.45           1.10           2.26
   .93
                                                      ---------     ---------       --------       --------
---------
Total income (loss) from investment operations             2.36          2.56           1.11           2.26
  1.05


----------------------------------------------------------------------------------------------------------------
--------
Dividends and distributions to shareholders:

Dividends from net investment income                       (.13)           --             --           (.12)
    --
Distributions from net realized gain                      (1.24)        (1.23)          (.49)          (.90)
    --
                                                      ---------     ---------       --------       --------
---------
Total dividends and distributions to shareholders         (1.37)        (1.23)          (.49)         (1.02)
    --
----------------------------------------------------------------------------------------------------------------
--------
Net asset value, end of period                         $  16.48      $  15.49       $  14.16       $  13.54     $
12.30
                                                      =========     =========       ========       ========
=========


================================================================================================================
========
TOTAL RETURN, AT NET ASSET VALUE(4)                       16.60%        19.75%          8.37%         19.72%
  9.33


================================================================================================================
========
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)               $192,000      $161,693       $148,044       $135,616
$111,207
----------------------------------------------------------------------------------------------------------------
--------
Average net assets (in thousands)                      $174,838      $154,288       $148,461       $125,158
$125,786
----------------------------------------------------------------------------------------------------------------
--------
Ratios to average net assets:

Net investment income (loss)                               0.19%         0.77%          0.05%(5)       0.04%(5)
  0.72%(5)
Expenses                                                   1.88%         1.88%          1.92%(5)       1.76%(5)
  1.76%(5)
----------------------------------------------------------------------------------------------------------------
--------
Portfolio turnover rate(7)                                 47.8%         76.0%          70.0%          46.0%
  62.0%
Average brokerage commission rate(8)                   $ 0.0045            --             --             --
    --

       1. For the period from September 1, 1993 (inception of offering) to November 30, 1993.

       2. On November 22, 1995, OppenheimerFunds, Inc. became the investment adviser to the Fund.

       3. Based on average shares outstanding for the period.

       4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


       5. During the periods noted above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income (loss) to average net assets and the ratios of expenses to average net assets for Class A would have been 0.04% expenses to average net assets would have been (0.45)% and 2.51%, respectively, for Class B and (0.59)% and 2.66%, respectively, for Class C, for the year ended

14     Oppenheimer Quest Global Value Fund, Inc.

CLASS B                                               CLASS C
------------------------------------------------      ----------------------------------------------
YEAR ENDED NOVEMBER 30,                               YEAR ENDED NOVEMBER 30,
1996       1995(2)    1994           1993(1)          1996       1995(2)        1994        1993(1)
====================================================================================================

$ 15.30    $14.07     $  13.52       $13.75            $15.26     $14.06        $13.52        $13.75
----------------------------------------------------------------------------------------------------

     --      .02(3)       (.06)(3)     (.02)(3)          (.04)      --(3)         (.08)(3)      (.02)(3)
   2.26     2.44          1.10         (.21)             2.29       2.43          1.11          (.21)
-------    ------     --------       ------           -------     ------        -----        -------
   2.26     2.46          1.04         (.23)             2.25       2.43          1.03          (.23)

----------------------------------------------------------------------------------------------------

   (.07)       --           --          --               (.05)       --             --            --
  (1.24)    (1.23)        (.49)         --              (1.24)    (1.23)          (.49)           --
-------    ------     --------       ------           -------     ------         -----        ------
  (1.31)    (1.23)        (.49)         --              (1.29)    (1.23)          (.49)           --
----------------------------------------------------------------------------------------------------
$ 16.25     $15.30    $  14.07       $13.52            $16.22     $15.26        $14.06        $13.52
=======    =======    ========       ======           =======     ======        ======       =======

====================================================================================================
  16.03%    19.12%    $   7.84%       (1.67)%           16.04%     18.90%         7.77%        (1.67)%

====================================================================================================

$38,634     $16,980   $ 10,268       $1,676           $16,149     $4,373        $2,415          $244
----------------------------------------------------------------------------------------------------
$27,351     $13,908   $  5,982       $1,015           $10,152     $3,834        $1,150          $200
----------------------------------------------------------------------------------------------------

  (0.03)%   0.16%        (0.44)%(5)   (0.76)%(5)(6)     (0.07)%    0.03%        (0.59)%(5)     (0.69)%(5)(6)
   2.41%    2.47%         2.50%(5)     2.26%(5)(6)       2.43%     2.60%         2.66%(5)       2.26%(5)(6)
----------------------------------------------------------------------------------------------------
   47.8%    76.0%         70.0%        46.0%             47.8%     76.0%         70.0%          46.0%
$0.0045       --           --            --           $0.0045         --           --              --


       November 30, 1994, and (0.82)% and 2.32%, annualized, respectively, for Class B and (0.78)% and 2.35%, annualized, respectively, for Class C, for the period September 1, 1993 (inception of offering) to November 30, 1993.

       6. Annualized.

       7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1996 were $119,030,302 and $95,651,350, respectively.

       8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. See accompanying Notes to Financial Statements.

15     Oppenheimer Quest Global Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
        Oppenheimer Quest Global Value Fund, Inc. (the Fund), formerly named Quest for Value Global Equity Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation through the pursuit of a global investment strategy primarily involving equity securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

        -----------------------------------------------------------------------
        INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

        -----------------------------------------------------------------------
        REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

        -----------------------------------------------------------------------
        FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                          The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

        -----------------------------------------------------------------------
        ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

16     Oppenheimer Quest Global Value Fund, Inc.

================================================================================

1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

        FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        -----------------------------------------------------------------------
        DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

        -----------------------------------------------------------------------
        CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.  Net investment income
        (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

                        During the year ended November 30, 1996, the Fund adjusted the classification of net investment income and capital gain
        (loss) to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended November 30, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $43,892. Overdistributed net investment income was decreased by the same amount. In addition, to properly reflect foreign currency gain in the components of capital, $249,904 of foreign exchange loss determined according to U.S. federal income tax rules has been reclassified from accumulated net realized loss to overdistributed net investment income.

        -----------------------------------------------------------------------
        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. CAPITAL STOCK

        The Fund has authorized 100 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                                                                   YEAR ENDED NOVEMBER 30, 1996     YEAR ENDED
NOVEMBER 30, 1995
                                                                   ----------------------------
----------------------------
                                                                   SHARES           AMOUNT          SHARES
  AMOUNT

----------------------------------------------------------------------------------------------------------------
---------
       Class A:
       Sold                                                         2,539,864       $38,385,735       2,425,486
 $ 34,403,115
       Dividends and distributions reinvested                         950,833        13,558,877         954,313
   12,377,445
       Redeemed                                                    (2,280,780)      (34,732,874)     (3,393,068)
  (48,138,429)
                                                                   ----------       -----------      ----------
  -----------
       Net increase (decrease)                                      1,209,917       $17,211,738         (13,269)
  $(1,357,869)
                                                                   ==========       ===========      ==========
  ===========


----------------------------------------------------------------------------------------------------------------
---------
       Class B:
       Sold                                                         1,411,432       $21,229,261         516,524
   $7,279,837
       Dividends and distributions reinvested                          99,401         1,404,541          64,705
      832,752
       Redeemed                                                      (243,157)       (3,657,346)       (201,052)
   (2,948,802)
                                                                   ----------       -----------      ----------
  -----------
       Net increase                                                 1,267,676       $18,976,456         380,177
   $5,163,787
                                                                   ==========       ===========      ==========
  ===========


----------------------------------------------------------------------------------------------------------------
--------
       Class C:
       Sold                                                           807,869       $12,121,286         204,655
   $2,847,478
       Dividends and distributions reinvested                          29,254           412,482          16,393
      210,815
       Redeemed                                                      (128,191)       (1,905,513)       (106,327)
   (1,560,431)
                                                                   ----------       -----------      ----------
  -----------
       Net increase                                                   708,932       $10,628,255         114,721
   $1,497,862
                                                                   ==========       ===========      ==========
  ===========

===============================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS

        At November 30, 1996, net unrealized appreciation on investments of $56,668,655 was composed of gross appreciation of $63,059,576, and gross depreciation of $6,390,921.

17     Oppenheimer Quest Global Value Fund, Inc.

===============================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

        Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $400 million of average annual net assets, 0.70% on the next $400 million and 0.65% on net assets in excess of $800 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                The Manager pays OpCap Advisors (the Sub-Adviser) based on the fee schedule set forth in the Prospectus. For the period ended November 30, 1996, the Manager paid $820,179 to the Sub-Adviser. The administration fees are payable monthly to the Manager and are computed on the Fund's average daily net assets at the annual rate of 0.25%.

                For the year ended November 30, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $408,775, of which $201,003 was retained by OppenheimerFunds Distributor, Inc.
        (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $662,161 and $100,103, of which $15,072 and $2,973, respectively, was paid to an affiliated broker/dealer. During the year ended November 30, 1996, OFDI received contingent deferred sales charges of $57,426 and $2,235, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays OFS an annual maintenance fee of $14.85 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the year ended November 30, 1996, the Fund paid OFS $213,105.

                The Fund has adopted a Distribution and Service Plan for Class A shares to compensate OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Both fees are computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan. During the year ended November 30, 1996, OFDI paid $2,212 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses.

                The Fund has adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended November 30, 1996, OFDI retained $234,056 and $63,112, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At November 30, 1996, OFDI had incurred unreimbursed expenses of $505,284 for Class B and $115,873 for Class C.

18     Oppenheimer Quest Global Value Fund, Inc.

===============================================================================
5. FORWARD CONTRACTS

        A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

                The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

                Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

                Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations. Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

        At November 30, 1996, the Fund had outstanding forward contracts to purchase foreign currencies as follows:

                                                       CONTRACT AMOUNT      VALUATION AS OF       UNREALIZED
        CONTRACTS TO BUY          EXPIRATION DATE      (000S)               NOV. 30, 1996         DEPRECIATION
        ------------------------------------------------------------------------------------------------------
        Indonesian Rupiah (IDR)    12/5/96              815,222 IDR           $347,643            $445
                                                                              ========            =====

===============================================================================
6. SECURITIES LOANED

       The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund pays State Street Bank and Trust Company 35% of the net income earned as a fee for administering the security lending program. The custodian is authorized to loan securities on behalf of the Fund, against receipt of cash collateral at least equal in value to the value of the securities loaned. The collateral is invested by the custodian in money market instruments approved by the Manager. As of November 30, 1996, the Fund had on loan securities valued at $10,674,624. Cash of $10,382,319 was received as collateral for the loans, and has been invested in the approved instruments identified below. U.S. Treasury Bonds valued at $862,250 were also received as collateral. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                                                                                         VALUATION AS OF
       SECURITY                                                                          NOV. 30, 1996
       -------------------------------------------------------------------------------------------------
       Provident: Temp Fund                                                                 $  4,926,836
       -------------------------------------------------------------------------------------------------
       Seven Seas Series Prime Money Market Portfolio                                          2,229,763
       -------------------------------------------------------------------------------------------------
       Federated Treasury                                                                      1,877,557
       -------------------------------------------------------------------------------------------------
       Dreyfus Government Cash                                                                 1,254,670
       -------------------------------------------------------------------------------------------------
       U.S. Treasury Bonds                                                                       862,250
       -------------------------------------------------------------------------------------------------
       Dreyfus Treasury                                                                           93,493
                                                                                             -----------
                                                                                             $11,244,569
                                                                                             ===========

                                Appendix A

                          DESCRIPTION OF RATINGS

Bond Ratings

  Moody's Investors Service, Inc.

Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated "Baa" are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds which are rated "C" can be regarded as having extremely poor prospects of ever retaining any real investment standing.

  Standard & Poor's Corporation

AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D: Bonds on which no interest is being paid are rated "C."
Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

  Fitch Investors Service, Inc.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity through the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery of these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Short-Term Debt Ratings.

  Moody's Investors Service, Inc. The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

  Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated
"A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

  Fitch Investors Service, Inc. Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

  Duff & Phelps, Inc.   The following ratings are for commercial
paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):

Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  IBCA Limited or its affiliate IBCA Inc.   Short-term ratings,
including commercial paper (with maturities up to 12 months), are as follows:

A1+: Obligations supported by the highest capacity for timely repayment.

A1: Obligations supported by a very strong capacity for timely repayment.

A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

  Thomson BankWatch, Inc. The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                                Appendix B

                    Corporate Industry Classifications


    Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Transmission*
Gas Utilities*
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

_________________
* For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

    Oppenheimer Quest Global Value Fund, Inc.
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Sub-Adviser
OpCap Advisors
One World Financial Center
New York, New York 10281

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
P.O. Box 8505
Boston, Massachusetts 02266-8505

Independent Accountants
Price Waterhouse LLP
950 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

                 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                 FORM N-1A

                                  PART C

                             OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
-------   ---------------------------------

     (a)  Financial Statements:
       --------------------

          (1) Financial Highlights - See Parts A and B: Filed herewith.

       2)      Report of Independent Accountants - See Part B:
Filed herewith.

       (3)  Statement of Investments - See Part B: Filed herewith.

       (4) Statement of Assets and Liabilities - See Part B: Filed herewith.

       (5)  Statement of Operations - See Part B: Filed herewith.

       (6) Statement of Changes in Net Assets - See Part B: Filed herewith.

       (7) Notes to Financial Statements - See Part B: Filed herewith.

       (8)  Consent of Independent Accountants: Filed herewith.


     (b)  Exhibits:
       --------

       (1)     Articles of Incorporation: Previously filed as
Exhibit 1 to the original Registration Statement on Form N-1A filed on May 4, 1990, and refiled with Post-Effective Amendment No. 18, 3/11/96, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

       (2) By Laws: Previously filed as Exhibit 2 to the original Registration Statement on Form N-1A filed on May 4, 1990, and refiled with Post-Effective Amendment No. 18, 3/11/96, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

       (3)     Not Applicable.

       (4) (i) Specimen Class A Share Certificate: Filed herewith.

          (ii)  Specimen Class B Share Certificate: Filed herewith.

          (iii) Specimen Class C Share Certificate: Filed herewith.

       (5) (a) Investment Advisory Agreement: Filed with Post-Effective Amendment No. 18, 3/11/96, pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

          (b)  Subadvisory Agreement: Filed with Post-Effective
Amendment No. 18, 3/11/96, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

          (c) Administration Agreement: Filed with Post-Effective Amendment No. 18, 3/11/96, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

       (6)     (a)  General Distributor s Agreement: Filed with
Post-Effective Amendment No. 18, 3/11/96, pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

          (b)  (1)  Form of Dealer Agreement of Oppenheimer Funds
Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (2)  Form of Oppenheimer Funds Distributor, Inc.
Broker Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (3)  Form of Oppenheimer Funds Distributor, Inc.
Agency Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

               (4) Broker Agreement between Oppenheimer Funds Distributor, Inc. and Newbridge Securities dated 10/1/86:
Previously filed with Post-Effective Amendment No. 25 of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Special Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

       (7)     Not Applicable.

       (8) Custody Agreement: Incorporated by reference to the REgistration Statement on Form N-14 filed with the SEC on July 19, 1991, File No. 33-41819.

       (9)     Not Applicable.

       (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable: Incorporated by reference to the REgistration Statement on Form N-14 filed with the SEC on July 19, 1991, File No. 33-41819.

       (11)    Consent of Independent Accountants: Filed herewith.

       (12)    Not Applicable.

       (13) Initial Capital Agreement: Incorporated by reference to the REgistration Statement on Form N-14 filed with the SEC on July 19, 1991, File No. 33-41819.

       (14)    (i)  Form of Individual Retirement Account Trust
Agreement: Filed as Exhibit 14 of Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

          (ii) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 of Oppenheimer Global Growth & Income Fund (File No. 33-33799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-33799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          (iii) Form of Tax-Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

          (iv) Form of Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 42 to the Registration Statement of
Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

          (v)  Form of SAR-SEP Simplified Employee Pension IRA:
Filed with Post-Effective Amendment No. 15 to the Registration
Statement of Oppenheimer Mortgage Income Fund, (File No. 33-6614), 2/20/94, and incorporated herein by reference.

          (vi) Form of Prototype 401(k) plan: Filed with Post-
Effective Amendment No. 7 to the Registration Statement of
Oppenheimer Strategic Income & Growth Fund (33-47378), 9/28/95, and incorporated herein by reference.

       (15)    (a)  Amended and Restated Distribution and Service
Plan and Agreement with respect to Class A shares: Filed with Post-Effective Amendment No. 18, 3/11/96, and incorporated herein by reference.

          (b) Amended and Restated Distribution and Service Plan and Agreement in respect of Class B shares: Filed with Post-
Effective Amendment No. 18, 3/11/96, and incorporated herein by reference.

          (c) Amended and Restated Distribution and Service Plan and Agreement with respect to Class C shares: Filed with Post-
Effective Amendment No. 18, 3/11/96, and incorporated herein by reference.

       (16)    Performance Computation Schedule: Filed herewith.

       (17)    (1)  Financial Data Schedule for Class A shares:
Filed herewith.

          (2) Financial Data Schedule for Class B shares: Filed herewith.

          (3) Financial Data Schedule for Class C shares: Filed herewith.

       (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95; Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (33-23566), 11/1/95, and incorporated herein by reference.

     --   Powers of Attorney and Certified Board Resolutions signed
by Registrant's Trustees: Filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement, 11/24/95 and incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant
-------   ---------------------------------------------------------

     No person is presently controlled by or under common control with Registrant.

Item 26.  Number of Holders of Securities
-------   -------------------------------

                              Number of Record
                              Holders as of
Title of Class                February 28, 1997
--------------                -----------------

Shares of Beneficial Interest

     Class A                       6,687
     Class B                       4,771
     Class C                       1,588

Item 27.  Indemnification
-------   ---------------
     Reference is made to the provisions of Article SEVENTH of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) to this Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

 (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (**) The directors and executive officers of OpCap Advisors, their positions and their other business affiliations and business experience for the past two years are listed in Item 28(b) below.


 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name & Current Position          Other Business and Connections with
OppenheimerFunds, Inc.           During the Past Two Years
---------------------------      -------------------------------
Mark J.P. Anson,
Vice President                   Vice President of Oppenheimer Real
                                 Asset Management, Inc. ("ORAMI");
                                 formerly Vice President of Equity
                                 Derivatives at Salomon Brothers,
                                 Inc.

Peter M. Antos,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; Senior Vice President of
                                 HarbourView; prior to March, 1996
                                 he was the senior equity portfolio
                                 manager for the Panorama Series
                                 Fund, Inc. (the "Company") and
                                 other mutual funds and pension
                                 funds managed by G.R. Phelps & Co.
                                 Inc. ("G.R. Phelps"), the
                                 Company's former investment
                                 adviser, which was a subsidiary of
                                 Connecticut Mutual Life Insurance
                                 Company; was also responsible for
                                 managing the common stock
                                 department and common stock
                                 investments of Connecticut Mutual
                                 Life Insurance Co.

Lawrence Apolito,
Vice President                   None.

Victor Babin,
Senior Vice President            None.

Bruce Bartlett,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly a Vice President
                                 and Senior Portfolio Manager at
                                 First of America Investment Corp.

Ellen Batt,
Assistant Vice President         None

Kathleen Beichert,
Assistant Vice President         Formerly employed by Smith Barney,
                                 Inc.

David Bernard,
Vice President                   Previously a Regional Sales
                                 Director for Retirement Plan
                                 Services at Charles Schwab & Co.,
                                 Inc.
Rajeev Bhaman,
Assistant Vice President         Formerly Vice President of Asian
                                 Equities for Barclays de Zoete
                                 Wedd, Inc.

Robert J. Bishop,
Vice President                   Assistant Treasurer of the
                                 Oppenheimer Funds (listed below);
                                 previously a Fund Controller for
                                 OppenheimerFunds, Inc. (the
                                 "Manager").

George Bowen,
Senior Vice President & Treasurer     Treasurer of the New York-based
                                      Oppenheimer Funds, the Oppenheimer
                                      Quest and Oppenheimer Rochester
                                      Funds; Vice President, Assistant
                                      Secretary and Treasurer of the
                                      Denver-based Oppenheimer Funds.
                                      Vice President and Treasurer of
                                      OppenheimerFunds Distributor, Inc.
                                      (the "Distributor") and
                                      HarbourView Asset Management
                                      Corporation ("HarbourView"), an
                                      investment adviser subsidiary of
                                      the Manager; Senior Vice
                                      President, Treasurer, Assistant
                                      Secretary and a director of
                                      Centennial Asset Management
                                      Corporation ("Centennial"), an
                                      investment adviser subsidiary of
                                      the Manager; Vice President,
                                      Treasurer and Secretary of
                                      Shareholder Services, Inc. ("SSI")
                                      and Shareholder Financial
                                      Services, Inc. ("SFSI"), transfer
                                      agent subsidiaries of the Manager;
                                      Director, Treasurer and Chief
                                      Executive Officer of MultiSource
                                      Services, Inc.; Vice President and
                                      Treasurer of Oppenheimer Real
                                      Asset Management, Inc.; President,
                                      Treasurer and Director of
                                      Centennial Capital Corporation;
                                      Vice President and Treasurer of
                                      Main Street Advisers.

Scott Brooks,
Assistant Vice President         None.

Susan Burton,
Assistant Vice President         Previously a Director of
                                 Educational Services for H.D. Vest
                                 Investment Securities, Inc.

Michael A. Carbuto,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial.

Ruxandra Chivu,
Assistant Vice President         None.

O. Leonard Darling,
Executive Vice President         Formerly Co-Director of Fixed
                                 Income for State Street Research &
                                 Management Co.

Robert A. Densen,
Senior Vice President            None.

Sheri Devereux,
Assistant Vice President         None.

Robert Doll, Jr.,
Executive Vice President and
Director                         An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Doney,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director     Secretary of the New York-based
                                 Oppenheimer Funds; Vice President
                                 and Secretary of the Denver-based
                                 Oppenheimer Funds; Secretary of
                                 the Oppenheimer Quest and
                                 Oppenheimer Rochester Funds;
                                 Executive Vice President, Director
                                 and General Counsel of the
                                 Distributor; President and a
                                 Director of Centennial; Chief
                                 Legal Officer and a Director of
                                 MultiSource Services, Inc.;
                                 President and a Director of
                                 Oppenheimer Real Asset Management,
                                 Inc.; Executive Vice President,
                                 General Counsel and Director of
                                 SFSI and SSI; formerly Senior Vice
                                 President and Associate General
                                 Counsel of the Manager and the
                                 Distributor.

George Evans,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Scott Farrar,
Vice President                   Assistant Treasurer of the
                                 Oppenheimer Funds listed below.

Leslie A. Falconio,
Assistant Vice President         None.

Katherine P. Feld,
Vice President and Secretary     Vice President and Secretary of
                                 OppenheimerFunds Distributor,
                                 Inc.; Secretary of HarbourView
                                 Asset Management Corporation,
                                 MultiSource Services, Inc. and
                                 Centennial Asset Management
                                 Corporation; Secretary, Vice
                                 President and Director of
                                 Centennial Capital Corporation;
                                 Vice President and Secretary of
                                 ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division               An officer, Director and/or
                                 portfolio manager of certain
                                 Oppenheimer funds. Formerly
                                 Chairman of the Board and Director
                                 of Rochester Fund Distributors,
                                 Inc. ("RFD"), President and
                                 Director of Fielding Management
                                 Company, Inc. ("FMC"), President
                                 and Director of Rochester Capital
                                 Advisors, Inc. ("RCAI"), Managing
                                 Partner of Rochester Capital
                                 Advisors, L.P., President and
                                 Director of Rochester Fund
                                 Services, Inc. ("RFS"), President
                                 and Director of Rochester Tax
                                 Managed Fund, Inc.
John Fortuna,
Vice President                   None.

Patricia Foster,
Vice President                   Formerly she held the following
                                 positions:  An officer of certain
                                 Oppenheimer funds; Secretary and
                                 General Counsel of Rochester
                                 Capital Advisors, L.P. and
                                 Secretary of Rochester Tax Managed
                                 Fund, Inc.

Jennifer Foxson,
Assistant Vice President         None.

Paula C. Gabriele,
Executive Vice President         Formerly Managing Director (1990-
                                 1996) for Bankers Trust Co.

Robert G. Galli,
Vice Chairman                    Trustee of the New York-based
                                                                    Oppenheimer Funds; Vice President
                                                                    and Counsel of OAC; formerly he
                                                                    held the following positions: Vice
                                                                    President and a director of
                                                                    HarbourView and Centennial, a
                                                                    director of SFSI and SSI, an
                                                                    officer of other Oppenheimer
                                                                    Funds.

Linda Gardner,
Assistant Vice President         None.

Jill Glazerman,                  None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications         Formerly 1st Vice President /
                                 Director of Graphic and Print
                                 Communications for Shearson Lehman
                                 Brothers.

Mildred Gottlieb,
Assistant Vice President         Formerly served as a Strategy
                                 Consultant for the Private Client
                                 Division of Merrill Lynch.

Robert Grill,
Vice President                   Formerly Marketing Vice President
                                 for Bankers Trust Company (1993-
                                 1996); Steering Committee Member,
                                 Subcommittee Chairman for American
                                 Savings Education Council (1995-
                                 1996).

Caryn Halbrecht,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly Vice President of
                                 Fixed Income Portfolio Management
                                 at Bankers Trust.

Glenna Hale,
Director of Investor Marketing   Formerly Vice President (1994-
                                 1997) of Retirement Plans Services
                                 for OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President         None.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager   President and Director of SFSI;
                                      President and Chief Executive
                                      Officer of SSI.


Dorothy Hirshman,
Assistant Vice President         None.

Alan Hoden,
Vice President                   None.

Merryl Hoffman,
Vice President                   None.


Scott T. Huebl,
Assistant Vice President         None.

Richard Hymes,
Assistant Vice President         None.

Jane Ingalls,
Assistant Vice President         Formerly a Senior Associate with
                                 Robinson, Lake/Sawyer Miller.
Ronald Jamison,
Vice President                   Formerly Vice President and
                                 Associate General Counsel at
                                 Prudential Securities, Inc.

Frank Jennings,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.  Formerly a Managing
                                 Director of Global Equities at
                                 Paine Webber's Mitchell Hutchins
                                 division.

Heidi Kagan,
Assistant Vice President         None.

Thomas W. Keffer,
Vice President                   Formerly Senior Managing Director
                                 of Van Eck Global.

Avram Kornberg,
Vice President                   Formerly a Vice President with
                                 Bankers Trust.

Joseph Krist,
Assistant Vice President         None.

Paul LaRocco,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Securities
                                 Analyst for Columbus Circle
                                 Investors.

Michael Levine,
Assistant Vice President         None.

Shanquan Li,
Assistant Vice President         Director of Board (since 2/96),
                                 Chinese Finance Society; formerly
                                 Chairman (11/94-2/96)), Chinese
                                 Finance Society; and Director
                                 (6/94-6/95), Greater China
                                 Business Networks.

Stephen F. Libera,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; a Vice President of
                                 HarbourView; prior to March, 1996
                                 he was the senior bond portfolio
                                 manager for Panorama Series Fund,
                                 Inc., other mutual funds and
                                 pension accounts managed by G.R.
                                 Phelps; was also responsible for
                                 managing the public fixed-income
                                 securities department at
                                 Connecticut Mutual Life Insurance
                                 Co.


Mitchell J. Lindauer,
Vice President                   None.

David Mabry,
Assistant Vice President         None.

Loretta McCarthy,
Executive Vice President         None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                     President, Director and Trustee of
                                 the New York-based and the Denver-
                                 based Oppenheimer funds; President
                                 and a Director of OAC, HarbourView
                                 and Oppenheimer Partnership
                                 Holdings, Inc.; Director of ORAMI;
                                 Chairman and Director of SSI; a
                                 Director of Oppenheimer Real Asset
                                 Management, Inc.

Timothy Martin,
Assistant Vice President         Formerly Vice President, Mortgage
                                 Trading, at S.N. Phelps & Co.,
                                 Salomon Brothers, and Kidder
                                 Peabody.

Sally Marzouk,
Vice President                   None.

Michelle McCann,
Assistant Vice President         Formerly Vice President, Quest for
                                 Value Distributors, Oppenheimer
                                 Capital Corporation.

Lisa Migan,
Assistant Vice President,        None.

Robert J. Milnamow,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Portfolio
                                 Manager with Phoenix Securities
                                 Group.

Denis R. Molleur,
Vice President                   None.

Linda Moore,
Vice President                   Formerly Marketing Manager (July,
                                 1995 - November, 1996) for Chase
                                 Investment Services Corp.

Kenneth Nadler,
Vice President                   None.

David Negri,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Barbara Niederbrach,
Assistant Vice President         None.

Robert A. Nowaczyk,
Vice President                   None.

Gina M. Palmieri,
Assistant Vice President         None.

Robert E. Patterson,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Pirie,
Assistant Vice President         Formerly a Vice President with
                                 Cohane Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President         Chairman and Director of the
                                 Distributor.

Jane Putnam,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly Senior Investment
                                 Officer and Portfolio Manager with
                                 Chemical Bank.

Russell Read,
Vice President                   Vice President of ORAMI;
                                 Consultant for Prudential
                                 Insurance on behalf of the General
                                 Motors Pension Plan.

Thomas Reedy,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly a Securities
                                 Analyst for the Manager.

David Robertson,
Vice President                   None.

Adam Rochlin,
Vice President                   Formerly a Product Manager for
                                 Metropolitan Life Insurance
                                 Company.

Michael S. Rosen
Vice President; President:
Rochester Division               An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds. Formerly Vice President of
                                 RFS, President and Director of
                                 RFD, Vice President and Director
                                 of FMC, Vice President and
                                 director of RCAI, General Partner
                                 of RCA, an officer and/or
                                 portfolio manager of certain
                                 Oppenheimer funds.

David Rosenberg,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.
Richard H. Rubinstein,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly Vice President and
                                 Portfolio Manager/Security Analyst
                                 for Oppenheimer Capital Corp., an
                                 investment adviser.

Lawrence Rudnick,
Assistant Vice President         Formerly Vice President of Dollar
                                 Dry Dock Bank.

James Ruff,
Executive Vice President         None.

Valerie Sanders,
Vice President                   None.

Ellen Schoenfeld,
Assistant Vice President         None.

Stephanie Seminara,
Vice President                   Formerly Vice President of
                                 Citicorp Investment Services.

Diane Sobin,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; formerly a Vice President
                                 and Senior Portfolio Manager for
                                 Dean Witter InterCapital, Inc.

Richard A. Soper,                None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                 None.

Donald W. Spiro,
Chairman Emeritus and Director   Vice Chairman and Trustee of the
                                 New York-based Oppenheimer Funds;
                                 formerly Chairman of the Manager
                                 and the Distributor.

Arthur Steinmetz,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Ralph Stellmacher,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

John Stoma,
Senior Vice President,
Director Retirement Plans        Formerly Vice President of U.S.
                                 Group Pension Strategy and
                                 Marketing for Manulife Financial.

Michael C. Strathearn,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; a Vice President of
                                 HarbourView; prior to March, 1996
                                 he was an equity portfolio manager
                                 for Panorama Series Fund, Inc. and
                                 other mutual funds and pension
                                 accounts managed by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board       Chairman, CEO and Trustee,
                                 Director or Managing Partner of
                                 the Denver-based Oppenheimer
                                 Funds; President and a Director
                                 of Centennial; formerly President
                                 and Director of OAMC, and Chairman
                                 of the Board of SSI.

James Tobin,
Vice President                   None.

Jay Tracey,
Vice President                   Vice President of the Manager;
                                 Vice President and Portfolio
                                 Manager of Oppenheimer Discovery
                                 Fund, Oppenheimer Global Emerging
                                 Growth Fund and Oppenheimer
                                 Enterprise Fund.  Formerly
                                 Managing Director of Buckingham
                                 Capital Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the
                                      Distributor and SFSI.

Ashwin Vasan,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Dorothy Warmack,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds.

Jerry A. Webman,
Senior Vice President            Director of New York-based         tax-
                                 exempt fixed income Oppenheimer
                                 Funds; Formerly                    Managing Director
                                 and Chief                          Fixed Income Strategist
                                 at   Prudential Mutual Funds.

Christine Wells,
Vice President                   None.

Joseph Welsh,
Assistant Vice President         None.

Kenneth B. White,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; a Chartered Financial
                                 Analyst; Vice President of
                                 HarbourView; prior to March, 1996
                                 he was an equity portfolio manager
                                 for Panorama Series Fund, Inc. and
                                 other mutual funds and pension
                                 funds managed by G.R. Phelps.

William L. Wilby,
Senior Vice President            An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 HarbourView.

Carol Wolf,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial; Vice President,
                                 Finance and Accounting and member
                                 of the Board of Directors of the
                                 Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary              Associate General Counsel of the
                                 Manager; Assistant Secretary of
                                 the Oppenheimer Funds; Assistant
                                 Secretary of SSI, SFSI; an officer
                                      of other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President                   An officer and/or portfolio
                                 manager of certain Oppenheimer
                                 funds; Vice President of
                                 Centennial.

    The Oppenheimer Funds include the New York-based Oppenheimer
Funds, the Denver-based Oppenheimer Funds, and the Quest/Rochester Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Oppenheimer Developing Markets Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Quest/Rochester Funds
---------------------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Limited-Term New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc. is 6803 South Tuscon Way, Englewood, Colorado 80112.

     The address of MultiSource Services, Inc. is 1700 Lincoln
Street, Denver, Colorado 80203.

     The address of Oppenheimer Bond Fund For Growth, Rochester
Fund Municipals and Limited Term New York Municipal Fund is 350
Linden Oaks, Rochester, New York 14625-2807.



Item 29.  Principal Underwriter
--------  ---------------------

     (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

     (b) The directors and officers of the Registrant's principal underwriter are:

                                                          Positions and
Name & Principal           Positions & Offices            Offices with
Business Address           with Underwriter               Registrant
----------------           -------------------            -------------
George Clarence Bowen+     Vice President & Treasurer          Vice President and
                                                          Treasurer of the NY-
                                                          based Oppenheimer
                                                          funds / Vice
                                                          President, Secretary
                                                          and Treasurer of the
                                                          Denver-based Oppen-
                                                          heimer funds


Julie Bowers               Vice President                 None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan           Vice President                 None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*             Senior Vice President -        None
                           Director - Financial
                           Institution Div.

Robert Coli                Vice President                 None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins          Vice President                 None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin              Vice President                 None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408


Mary Crooks+               Senior Vice President          None


E. Drew Devereaux ++       Assistant Vice President       None
Andrew John Donohue*       Executive Vice                 Secretary of
                           President, General             the New York-
                           Counsel and Director           based Oppen-heimer
                                                          funds / Vice President
                                                          of the Denver-based
                                                          Oppen-heimer funds

Wendy H. Ehrlich           Vice President                 None
4 Craig Street
Jericho, NY 11753

Kent Elwell                Vice President                 None
41 Craig Place
Cranford, NJ  07016

John Ewalt                 Vice President                 None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*         Vice President & Secretary     None

Mark Ferro                 Vice President                 None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++       Vice President; Chairman:
                           Rochester Division             None

Reed F. Finley             Vice President -               None
320 E. Maple, Ste. 254     Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*             Vice President -               None
                           Financial Institution Div.

Ronald R. Foster           Senior Vice President          None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki           Vice President                 None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galletto          Vice President                 None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                 Vice President -               None
5506 Bryn Mawr             Financial Institution Div.
Dallas, TX 75209

Ralph Grant*               Vice President/National        None
                           Sales Manager - Financial
                           Institution Div.

Sharon Hamilton            Vice President                 None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Mark D. Johnson            Vice President                 None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*             Vice President                 None

Richard Klein              Vice President                 None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Ilene Kutno*               Vice President -               None
                           Director - Regional Sales

Wayne A. LeBlang           Senior Vice President -        None
23 Fox Trail               Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                  Vice President -               None
7 Maize Court              Financial Institution Div.
Melville, NY 11747

James Loehle               Vice President                 None
30 John Street
Cranford, NJ  07016

John McDonough             Vice President                 None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*             Senior Vice President -        None
                           Director of Key Accounts

Charles Murray             Vice President                 None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray               Vice President                 None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton              Vice President                 None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer             Vice President                 None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Kevin Parchinski           Vice President                 None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne              Vice President -               None
1307 Wandering Way Dr.     Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira              Vice President                 None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit          Vice President                 None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti              Vice President                 None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*    Chairman & Director            None

Elaine Puleo*              Vice President -               None
                           Financial Institution Div.,
                           Director -
                           Key Accounts

Minnie Ra                  Vice President -               None
0895 Thirty-First Ave.     Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso               Vice President                 None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++       Vice President                 None

Ian Robertson              Vice President                 None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++         Vice President, President:
                           Rochester Division             None

Kenneth Rosenson           Vice President                 None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                President                      None

Timothy Schoeffler         Vice President                 None
1717 Fox Hall Road
Wasington, DC  20007


Michael Sciortino          Vice President                 None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore               Vice President -               None
26 Baroness Lane           Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++           Vice President                 None


George Sweeney             Vice President                 None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum       Vice President                 None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas            Vice President -               None
111 South Joliet Circle    Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble             Vice President                 None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+             Assistant Treasurer            None

Mark Stephen Vandehey+     Vice President                 None

*  Two World Trade Center, New York, NY 10048-0203
+  6803 South Tuscon Way, Englewood, CO 80112
++ 350 Linden Oaks, Rochester, NY 14625-2807 (the "Rochester
   Division")

      (c) Not applicable.

Item 30.  Location of Accounts and Records
--------  --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of both OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112 and MassMutual at its offices at 1295 State Street, Springfield, Massachusetts 01111.


Item 31.  Management Services
-------   -------------------

          Not Applicable.

Item 32.  Undertakings
-------   ------------

     (a) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest.

     (b)  Not applicable.

     (c) Registrant hereby undertakes to file a post-effective amendment containing financial statements for any series portfolio of Registrant, which need not be certified, within four to six months from the effective date of the registration statement with respect to such portfolio under the Securities Act of 1933.

     (d) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge, if the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders.

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March, 1997.

                              Oppenheimer Quest Global Value
                                   Fund, Inc.

                              By: /s/ Bridget A. Macaskill*
                              ----------------------------------
                              Bridget A. Macaskill
                              Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signatures                   Title                     Date
----------                   -----                     ----
/s/ Bridget A Macaskill*     Chairman of the Board,    March 14, 1997
-----------------------      President (Principal
Bridget A. Macaskill         Executive Officer) and
                             Director

/s/ George C. Bowen*         Treasurer (Principal      March 14, 1997
-----------------------      Financial and Accounting
                             Officer)

/s/ Paul Y. Clinton*         Director                  March 14, 1997
-----------------------
Paul Y. Clinton

/s/ Thomas W. Courtney*      Director                  March 14, 1997
-----------------------
Thomas W. Courtney

/s/ Lacy B. Herrmann*        Director                  March 14, 1997
-----------------------
Lacy B. Herrmann

/s/ George Loft*             Director                  March 14, 1997
-----------------------
George Loft


By: */s/ Robert G. Zack
    -------------------
    Robert G. Zack
    Attorney-in-Fact

                   OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                           Registration No. 33-34720


                        Post-Effective Amendment No. 19

                               Index to Exhibits


Exhibit
Number            Description
-------           -----------

24(b)(4)(i)       Specimen Share Certificate for Class A Shares

24(b)(4)(ii)      Specimen Share Certificate for Class B Shares

24(b)(4)(iii)     Specimen Share Certificate for Class C Shares

24(b)(11)         Consent of Independent Accountants

24(b)(16)         Performance Computation Schedule

24(b)(17)(1)      Financial Data Schedule for Class A Shares

24(b)(17)(2)      Financial Data Schedule for Class B Shares

24(b)(17)(3)      Financial Data Schedule for Class C Shares